UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07447
                                                     ---------

                              Virtus Insight Trust
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Kevin J. Carr, Esq.
    Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
                                100 Pearl Street
                             Hartford, CT 06103-4506
               ---------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2009
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.



FOOTNOTE LEGEND
---------------

(1) Federal Income Tax Information: For tax information at September 30, 2009, see the Federal Income Tax Information Note 3 in the Notes to Schedules of Investments

(2)  Non-income producing

(3) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. See the table below.

     Fund                       Market Value   % of Net Assets
     ----                       ------------   ---------------
     Balanced Allocation Fund     $    209           0.4%
     High Yield Income Fund          6,997          16.5
     Intermdeiate Government
        Bond Fund                       28           0.1
     Short/Intermediate
        Bond Fund                      678           0.7
     Insight Money Market Fund     101,000           4.0

(5)  Illiquid Security.

(6) Illiquid and restricted security. For acquisition information, see Note 2 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.

(7) Security valued at fair value as determined in good faith by or under the direction of the Trustees.

(8)  Security in default.

(9)  The rate shown is the discount rate.

(10) Security with a "put" feature; the date shown is when the security may be put back for redemption.

(11) At September 30, 2009, 25% of the securities in the Intermediate Tax-Exempt Bond Fund portfolio and 26% of the securities in the Tax-Exempt Bond Fund portfolio are backed by insurance of financial institutions and financial guaranty assurance. Insurers with a concencration greater 10% of net assets are as follow: FSA 11.8%

(12) Amount is less than $500.

(13) Shares Traded on London Exchange

(14) Shares traded on Johannesburg Exchange

(15) Shares less than $500

(16) The maturity date shown is the reset date.

(17) The date shown represents next interest reset date

                         VIRTUS BALANCED ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
U.S. GOVERNMENT SECURITIES--4.0%
U.S. Treasury Bond
   7.500%, 11/15/16                            $           378   $           487
   9.000%, 11/15/18                                        152               220
   5.375%, 2/15/31                                         344               409
   4.750%, 2/15/37                                         315               352
U.S. Treasury Note
   4.250%, 11/15/13                                        200               218
   1.875%, 4/30/14                                         525               519
   4.000%, 2/15/15                                          60                65
   4.875%, 8/15/16                                          97               109
   4.000%, 8/15/18                                           5                 5
                                                                 ---------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $2,278)                                                   2,384
                                                                 ---------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--1.1%
Israel Government AID Bond Series 7-Z
   0.000%, 8/15/22                                         690               372
Rowan Cos., Inc. 4.330%, 5/1/19                            286               300
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(IDENTIFIED COST $658)                                                       672
                                                                 ---------------
MUNICIPAL BONDS--0.5%
CALIFORNIA--0.5%
State of California Taxable Series A
   5.168%, 10/1/37 (3)                                     280               280
                                                                 ---------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $280)                                                       280
                                                                 ---------------
MORTGAGE-BACKED SECURITIES--18.0%
AGENCY--9.8%
FHLMC
   5.500%, 7/1/35                                          364               384
   6.000%, 12/1/36                                         356               377
FHLMC REMIC
   2513, JE 5.000%, 10/15/17                               450               478
   2886, BE 4.500%, 11/15/19                               260               267
   2886, CK 5.000%, 11/15/19                               280               294
   2835, HB 5.500%, 8/15/24                                305               324
   2770, LA 4.500%, 4/15/33                                151               157
FNMA
   4.500%, 1/1/20                                          207               218

                                                PAR VALUE             VALUE
                                             ---------------     ---------------
AGENCY--(CONTINUED)
   7.500%, 11/1/26                               $        --(15) $            --(12)
   7.500%, 12/1/26                                        17                  19
   7.500%, 3/1/27                                          1                   1
   7.500%, 3/1/27                                          5                   6
   5.500%, 12/1/33                                       184                 193
   5.500%, 1/1/34                                        114                 120
   5.000%, 7/1/34                                        365                 379
   5.000%, 11/1/34                                        94                  98
   3.725%, 1/1/35(3)                                     140                 140
   6.000%, 3/1/35                                         77                  81
   5.500%, 6/1/35                                        131                 138
   5.500%, 7/1/35                                        168                 177
   5.000%, 9/1/35                                        301                 313
   6.500%, 5/1/36                                        357                 384
FNMA Grantor Trust 00-T8, A 7.368%,
   12/25/30 (3)                                           19                  20
FNMA REMIC
   04-15, AB 4.000%, 9/25/17                             335                 347
   02-73, OE 5.000%, 11/25/17                            400                 426
   (Interest Only) 97-20 1.840%,
      3/25/27(5)                                         170                   4
GNMA
   8.000%, 11/15/26                                       18                  20
   7.000%, 9/15/31                                         4                   4
   5.500%, 7/15/33                                       141                 149
GNMA Structured Securities
   02-53, B 5.552%, 5/16/26                              104                 109
   04-108, C 5.039%, 12/16/32(3)                         195                 203
                                                                 ---------------
                                                                           5,830
                                                                 ---------------
NON-AGENCY--8.2%
Adjustable Rate Mortgage Trust 05-11, 2A42
   5.303%, 2/25/36 (3)                                   560                 255
Bear Stearns Commercial Mortgage
   Securities 06-PW14, A4 5.201%, 12/11/38               165                 153
Bear Stearns Commercial Mortgage
   Securities, Inc.
   06-T22, A4 5.463%, 4/12/38(3)                         195                 190
   05-T18, A4 4.933%, 2/13/42(3)                         275                 268
   07-PW15, A2 5.205%, 2/11/44                           190                 191
Citigroup-Deutsche Bank Commercial
   Mortgage Trust 06-CD3, A2 5.560%,
   10/15/48                                              305                 306
Countrywide Home Loans Series 03-J6, 1A1
   5.500%, 8/25/33                                       179                 178

                         VIRTUS BALANCED ALLOCATION FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
NON-AGENCY--(CONTINUED)
GMAC Mortgage Corp. Loan Trust 05-AR3, 3A3
   4.864%, 6/19/35 (3)                         $            80   $            69
Greenwich Capital Commercial Funding Corp.
   07-GG9, A2 5.381%, 3/10/39                              230               228
Lehman Brothers-UBS Commercial Mortgage
   Trust
   05-C2, A2 4.821%, 4/15/30                               202               204
   06-C3, A4 5.661%, 3/15/39(3)                            330               309
MASTR Adjustable Rate Mortgages Trust
   05-8, 3A1 6.000%, 12/25/35 (3)                          451               263
MASTR Alternative Loans Trust
   04-13, 12A1 5.500%, 12/25/19                            137               131
   04-13, 8A1 5.500%, 1/25/25                              164               155
MASTR Asset Securitization Trust
   03-7, 4A33 5.250%, 9/25/33                              178               168
   03-10, 3A1 5.500%, 11/25/33                             261               263
Morgan Stanley Mortgage Loan Trust 06-7,
   5A2 5.962%, 6/25/36 (3)                                 295               175
Residential Funding Mortgage Securities
   II, Inc. 01-HS2, A5 7.420%, 4/25/31 (3)                  42                41
Structured Asset Securities Corp.
   03-34A, 6A 5.050%, 11/25/33(3)                          123               115
   05-2XS, 2A2 5.150%, 2/25/35(3)                           89                45
   05-15,  4A1 6.000%, 8/25/35                             170               140
Structured Asset Securities Corp.
   (Interest Only) 98-RF3, A 144A 6.100%,
   6/15/28 (4)(6)                                           51                 3
Washington Mutual Alternative Mortgage
   Pass-Through Certificates
   05-4, CB7 5.500%, 6/25/35                               310               221
   05-6, 2A7 5.500%, 8/25/35                               218               177
Washington Mutual Mortgage Pass-Through
   Certificates
   02-S8, 2A7 5.250%, 1/25/18                              155               159
   03-S11, A1 5.000%, 11/25/33                             392               373
Wells Fargo & Co. 05-AR4, B1 4.550%,
   4/25/35 (3)                                             203                79
                                                                 ---------------
                                                                           4,859
                                                                 ---------------
TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $11,431)                                                 10,689
                                                                 ---------------
ASSET-BACKED SECURITIES--4.2%
Capital Auto Receivables Asset Trust
   07-3, A3A 5.020%, 9/15/11                               109               111
   07-3, A4 5.210%, 3/17/14                                260               273

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
Capital One Multi-Asset Execution Trust
   03-B5, B5 4.790%, 8/15/13                   $           240   $           245
Chase Issuance Trust 07-A15, A 4.960%,
   9/17/12                                                 325               338
Citibank Credit Card Issuance Trust
   07-B2, B2 5.000%, 4/2/12                                220               223
   07-A5, A5 5.500%, 6/22/12                               435               450
E*Trade RV & Marine Trust 04-1, A3 3.620%,
   10/8/18                                                 119               120
Ford Credit Auto Owner Trust 09-B, A4
   4.500%, 7/15/14                                         215               226
Mercedes-Benz Auto Receivables Trust 09-1,
   A3 1.670%, 1/15/14                                      315               315
Triad Auto Receivables Owner Trust 07-B,
   A4A 5.430%, 7/14/14                                     185               185
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES
   (IDENTIFIED COST $2,429)                                                2,486
                                                                 ---------------
CORPORATE BONDS--9.1%
CONSUMER DISCRETIONARY--0.1%
DaimlerChrysler North America LLC 5.875%,
   3/15/11                                                  80                83
                                                                 ---------------
CONSUMER STAPLES--0.3%
Proctor & Gamble Co. ESOP Series A 9.360%,
   1/1/21                                                  131               165
                                                                 ---------------
ENERGY--0.9%
ConocoPhillips Holding Co. 6.950%, 4/15/29                 165               194
DCP Midstream LLC 7.875%, 8/16/10                          150               157
Devon Energy Corp. 7.950%, 4/15/32                         125               157
                                                                 ---------------
                                                                             508
                                                                 ---------------
FINANCIALS--3.2%
American Express Credit Corp. 5.125%,
   8/25/14                                                 215               222
Associates Corp. North America 6.950%,
   11/1/18                                                  60                59
AvalonBay Communities, Inc. 6.100%, 3/15/20                220               227
Bank of America Corp. 6.250%, 4/15/12                      220               233
Citigroup, Inc. 5.850%, 7/2/13                             125               127
General Electric Capital Corp. 4.875%,
   3/4/15                                                   75                77
Lehman Brothers Holdings, Inc. 4.250%,
   1/27/10(6)(8)                                            55                10
Merrill Lynch & Co., Inc.
   5.770%, 7/25/11                                         100               105
   6.050%, 8/15/12                                         100               107
Prudential Financial, Inc. 3.625%, 9/17/12                 225               226

                         VIRTUS BALANCED ALLOCATION FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
FINANCIALS--(CONTINUED)
Royal Bank of Scotland Group plc 5.000%,
   10/1/14                                     $           200   $           181
Travelers Cos., Inc. (The) 5.500%, 12/1/15                 325               351
                                                                 ---------------
                                                                           1,925
                                                                 ---------------
HEALTH CARE--0.3%
Schering-Plough Corp. 6.750%, 12/1/33                      150               181
                                                                 ---------------
INDUSTRIALS--1.4%
Boeing Co. (The)
   3.500%, 2/15/15                                         175               179
   8.750%, 9/15/31                                         100               139
Caterpillar, Inc. 7.300%, 5/1/31                           200               235
CSX Corp. 6.750%, 3/15/11                                   50                53
Republic Services, Inc. 144A 5.500%,
   9/15/19 (4)                                             200               206
                                                                 ---------------
                                                                             812
                                                                 ---------------
MATERIALS--0.5%
CRH America, Inc. 5.625%, 9/30/11                          300               312
                                                                 ---------------
TELECOMMUNICATION SERVICES--1.0%
BellSouth Corp. 6.000%, 11/15/34                           235               238
France Telecom SA 7.750%, 3/1/11                           100               108
Verizon Global Funding Corp.
   7.250%, 12/1/10                                         200               213
   7.750%, 12/1/30                                          30                36
                                                                 ---------------
                                                                             595
                                                                 ---------------
UTILITIES--1.4%
America Water Works 6.593%, 10/15/37                       130               136
Consolidated Edison Co. of New York
   5.700%, 2/1/34                                           50                52
Dominion Resources, Inc. 5.200%, 8/15/19                   200               208
FPL Group Capital, Inc. 5.625%, 9/1/11                     300               321
Virginia Electric & Power Co. Series A
   4.750%, 3/1/13                                          100               105
                                                                 ---------------
                                                                             822
                                                                 ---------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $5,271)                                                   5,403
                                                                 ---------------

                                                    SHARES             VALUE
                                               ---------------   ---------------
COMMON STOCKS--61.6%
CONSUMER DISCRETIONARY--6.6%
Aeropostale, Inc.(2)                                     1,450                63

                                                    SHARES             VALUE
                                               ---------------   ---------------
CONSUMER DISCRETIONARY--(CONTINUED)
Amazon.com, Inc.(2)                                      1,550   $           145
Apollo Group, Inc. Class A(2)                              950                70
Asbury Automotive Group, Inc.(2)                         5,150                65
AutoNation, Inc.(2)                                     11,200               203
AutoZone, Inc.(2)                                        1,800               263
Best Buy Co., Inc.                                       3,900               146
Big Lots, Inc.(2)                                        8,300               208
Carrols Restaurant Group, Inc.(2)                       10,350                78
Chipotle Mexican Grill, Inc. Class A(2)                    600                58
Darden Restaurants, Inc.                                 3,300               113
Dollar Tree, Inc.(2)                                     5,000               243
Expedia, Inc.(2)                                         2,750                66
Family Dollar Stores, Inc.                               8,000               211
ITT Educational Services, Inc.(2)                        2,775               306
Macy's, Inc.                                             6,800               124
Maidenform Brands, Inc.(2)                               4,100                66
National CineMedia, Inc.                                 8,000               136
Panera Bread Co. Class A(2)                              1,700                94
priceline.com, Inc.(2)                                   1,100               182
Ross Stores, Inc.                                        1,875                90
Stage Stores, Inc.                                       6,350                82
TJX Cos., Inc. (The)                                     8,300               308
TRW Automotive Holdings Corp.(2)                        10,200               171
UniFirst Corp.                                           3,050               136
Yum! Brands, Inc.                                        9,305               314
                                                                 ---------------
                                                                           3,941
                                                                 ---------------
CONSUMER STAPLES--5.0%
Archer-Daniels-Midland Co.                              21,750               636
Bunge Ltd.                                               2,100               132
Coca-Cola Bottling Co. Consolidated                      1,350                65
Coca-Cola Enterprises, Inc.                             15,300               328
Colgate-Palmolive Co.                                    9,300               709
Del Monte Foods Co.                                     26,600               308
Hansen Natural Corp.(2)                                  2,875               106
SUPERVALU, Inc.                                         15,100               227
Wal-Mart Stores, Inc.                                    5,000               245
Walgreen Co.                                             5,000               187
                                                                 ---------------
                                                                           2,943
                                                                 ---------------
ENERGY--4.3%
Chevron Corp.                                            3,600               253
CVR Energy, Inc.(2)                                      7,100                88
Exxon Mobil Corp.                                       14,165               972

                         VIRTUS BALANCED ALLOCATION FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
ENERGY--(CONTINUED)
Key Energy Services, Inc.(2)                            11,450   $            99
National Oilwell Varco, Inc.(2)                          4,350               188
Newfield Exploration Co.(2)                              3,500               149
Noble Corp.                                              4,000               152
Occidental Petroleum Corp.                               4,500               353
SEACOR Holdings, Inc.(2)                                 1,100                90
Southwestern Energy Co.(2)                               2,350               100
Total SA Sponsored ADR                                   1,700               101
                                                                 ---------------
                                                                           2,545
                                                                 ---------------
FINANCIALS--8.9%
AFLAC, Inc.                                              1,925                82
American Financial Group, Inc.                           9,300               237
American Physicians Capital, Inc.                        1,866                54
Amerisafe, Inc.(2)                                       2,600                45
Arch Capital Group Ltd.(2)                               7,800               527
BancFirst Corp.                                          1,300                48
Bank of America Corp.                                   19,700               333
Berkley (W.R.) Corp.                                     8,700               220
BlackRock, Inc.                                            300                65
City Holding Co.                                         2,700                80
Columbia Banking System, Inc.                            7,900               131
Digital Realty Trust, Inc.                               3,650               167
Flushing Financial Corp.                                 6,100                70
GFI Group, Inc.                                         11,350                82
Goldman Sachs Group, Inc. (The)                          3,950               728
Harleysville Group, Inc.                                 2,550                81
HCC Insurance Holdings, Inc.                             2,300                63
Highwoods Properties, Inc.                               3,250               102
Hudson City Bancorp, Inc.                                5,550                73
IntercontinentalExchange, Inc.(2)                          610                59
JPMorgan Chase & Co.                                    11,200               491
LTC Properties, Inc.                                     4,050                97
MetLife, Inc.                                            2,400                91
Morgan Stanley                                           8,000               247
Navigators Group, Inc. (The)(2)                            700                38
PHH Corp.(2)                                             6,100               121
Platinum Underwriters Holdings Ltd.                      4,000               143
Prudential Financial, Inc.                               3,300               165
PS Business Parks, Inc.                                  2,200               113
Renasant Corp.                                           5,500                82
SeaBright Insurance Holdings, Inc.(2)                    3,400                39
Umpqua Holdings Corp.                                    4,800                51
Wells Fargo & Co.                                        8,800               248

                                                    SHARES            VALUE
                                               ---------------   ---------------
FINANCIALS--(CONTINUED)
World Acceptance Corp.(2)                                1,500   $            38
WSFS Financial Corp.                                     1,300                35
                                                                 ---------------
                                                                           5,246
                                                                 ---------------
HEALTH CARE--9.2%
Alliance Healthcare Services, Inc.(2)                   15,150                86
AmerisourceBergen Corp.                                  9,400               210
Amgen, Inc.(2)                                          11,750               708
AstraZeneca plc Sponsored ADR                           12,000               539
Biogen Idec, Inc.(2)                                     1,280                65
CIGNA Corp.                                              3,400                96
Emergency Medical Services Corp. Class
   A(2)                                                  3,250               151
Endo Pharmaceuticals Holdings, Inc.(2)                   5,300               120
Forest Laboratories, Inc.(2)                             7,500               221
Gilead Sciences, Inc.(2)                                 9,625               448
Hospira, Inc.(2)                                         1,550                69
Humana, Inc.(2)                                          2,800               105
Illumina, Inc.(2)                                        4,400               187
Johnson & Johnson                                        6,300               384
Kinetic Concepts, Inc.(2)                                1,650                61
Life Technologies Corp.(2)                               6,950               324
McKesson Corp.                                           8,900               530
Medco Health Solutions, Inc.(2)                          2,700               149
Millipore Corp.(2)                                         700                49
Pfizer, Inc.                                            11,500               190
Schering-Plough Corp.                                    5,750               162
Watson Pharmaceuticals, Inc.(2)                         16,510               605
                                                                 ---------------
                                                                           5,459
                                                                 ---------------
INDUSTRIALS--5.4%
ACCO Brands Corp.(2)                                     9,100                66
Apogee Enterprises, Inc.                                 5,950                89
Dycom Industries, Inc.(2)                                9,050               111
EMCOR Group, Inc.(2)                                     3,800                96
General Cable Corp.(2)                                   3,000               117
General Electric Co.                                    17,200               282
H&E Equipment Services, Inc.(2)                         10,950               124
Iron Mountain, Inc.(2)                                   3,100                83
KBR, Inc.                                               12,700               296
Lockheed Martin Corp.                                    7,550               590
Manpower, Inc.                                           4,300               244
Mueller Industries, Inc.                                 3,450                82
Northrop Grumman Corp.                                   2,600               135
Saia, Inc.(2)                                            6,150                99

                         VIRTUS BALANCED ALLOCATION FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
INDUSTRIALS--(CONTINUED)
Shaw Group, Inc. (The)(2)                                3,450   $           111
Standex International Corp.                              4,150                82
Tredegar Corp.                                           5,700                83
TrueBlue, Inc.(2)                                        9,050               127
URS Corp.(2)                                             9,140               399
                                                                 ---------------
                                                                           3,216
                                                                 ---------------
INFORMATION TECHNOLOGY--16.1%
Accenture plc Class A                                    7,200               268
Acxiom Corp.(2)                                         14,800               140
Apple, Inc.(2)                                           3,375               626
Arrow Electronics, Inc.(2)                               7,000               197
Avnet, Inc.(2)                                           9,300               242
Benchmark Electronics, Inc.(2)                           6,650               120
BMC Software, Inc.(2)                                    1,500                56
Broadcom Corp. Class A(2)                                7,980               245
Cisco Systems, Inc.(2)                                  32,935               775
Cognizant Technology Solutions Corp.
   Class A(2)                                            1,750                68
Computer Sciences Corp.(2)                               2,500               132
Cree, Inc.(2)                                            2,650                97
EMC Corp.(2)                                             3,750                64
F5 Networks, Inc.(2)                                     7,500               297
Google, Inc. Class A(2)                                    700               347
Hewlett-Packard Co.                                     18,275               863
Ingram Micro, Inc. Class A(2)                           18,800               317
International Business Machines Corp.                    5,100               610
JDA Software Group, Inc.(2)                              3,600                79
Lender Processing Services, Inc.                         6,600               252
Marvell Technology Group Ltd.(2)                         4,200                68
McAfee, Inc.(2)                                          1,300                57
Microsoft Corp.                                         17,590               455
NetApp, Inc.(2)                                          2,700                72
NeuStar, Inc. Class A(2)                                 2,650                60
Oracle Corp.                                            37,760               787
QLogic Corp.(2)                                          5,050                87
QUALCOMM, Inc.                                           1,100                50
Red Hat, Inc.(2)                                         8,300               229
SAIC, Inc.(2)                                            2,100                37
Silicon Laboratories, Inc.(2)                            1,350                63
Starent Networks Corp.(2)                                3,400                86
Sybase, Inc.(2)                                          2,500                97
Symantec Corp.(2)                                       11,200               184
Tech Data Corp.(2)                                       3,800               158
Tellabs, Inc.(2)                                        17,300               120

                                                    SHARES            VALUE
                                               ---------------   ---------------
INFORMATION TECHNOLOGY--(CONTINUED)
Teradata Corp.(2)                                        2,150   $            59
ValueClick, Inc.(2)                                      7,600               100
WebMD Health Corp. Class A(2)                            2,300                76
Western Digital Corp.(2)                                17,000               621
Western Union Co. (The)                                 14,300               271
                                                                 ---------------
                                                                           9,532
                                                                 ---------------
MATERIALS--3.7%
Ashland, Inc.                                            7,000               302
Buckeye Technologies, Inc.(2)                           10,600               114
Crown Holdings, Inc.(2)                                  4,400               120
Freeport-McMoRan Copper & Gold, Inc.(2)                  6,775               465
International Paper Co.                                  3,400                75
Lubrizol Corp. (The)                                     5,850               418
Minerals Technologies, Inc.                              2,350               112
Owens-Illinois, Inc.(2)                                  3,900               144
PolyOne Corp.(2)                                        11,300                75
Rock-Tenn Co. Class A                                    6,050               285
Spartech Corp.                                           6,300                68
                                                                 ---------------
                                                                           2,178
                                                                 ---------------
TELECOMMUNICATION SERVICES--1.9%
American Tower Corp. Class A(2)                          6,270               229
AT&T, Inc.                                              11,300               305
CenturyTel, Inc.                                        17,536               589
                                                                 ---------------
                                                                           1,123
                                                                 ---------------
UTILITIES--0.5%
El Paso Electric Co.(2)                                  3,800                67
NRG Energy, Inc.(2)                                      2,700                76
Southwest Gas Corp.                                      6,050               155
                                                                 ---------------
                                                                             298
                                                                 ---------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $35,192)                                                 36,481
                                                                 ---------------
TOTAL LONG TERM INVESTMENTS--98.5%
(IDENTIFIED COST $57,539)                                                 58,395
                                                                 ---------------
SHORT-TERM INVESTMENTS--1.8%
MONEY MARKET MUTUAL FUNDS--1.8%
BlackRock Liquidity Funds TempFund
   Portfolio - Institutional Shares
   (seven-day effective yield 0.215%)                1,043,385             1,043
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,043)                                                   1,043
                                                                 ---------------

                         VIRTUS BALANCED ALLOCATION FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

TOTAL INVESTMENTS--100.3%
(IDENTIFIED COST $58,582)                                                 59,438(1)
Other assets and liabilities, net--(0.3)%                                   (168)
                                                                 ---------------
NET ASSETS--100.0%                                               $        59,270
                                                                 ===============

Refer to Footnote Legend

ABBREVIATIONS:

ADR   American Depositary Receipt.
FHLMC Federal Home Loan Mortgage Corporation ("Freddie Mac").
FNMA  Federal National Mortgage Association ("Fannie Mae").
GNMA  Government National Mortgage Association ("Ginnie Mae")
REMIC Real Estate Mortgage Investment Conduit

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2009. (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                                   LEVEL 2        LEVEL 3
                                TOTAL VALUE AT                   SIGNIFICANT   SIGNIFICANT
                                 SEPTEMBER 30,      LEVEL 1       OBSERVABLE   UNOBSERVABLE
                                     2009        QUOTED PRICES      INPUTS        INPUTS
                                --------------   -------------   -----------   ------------
Debt Securities:
   Asset-Backed Securities          $ 2,486         $    --        $ 2,301        $185
   Corporate Debt                     5,403              --          5,403          --
   Mortgage-Backed Securities        10,689              --         10,685           4
   Municipal Securities                 280              --            280          --
   U.S. Government Securities         3,056              --          3,056          --
Equity Securities:
   Common Stocks                     36,481          36,481             --          --
   Short-Term Investments             1,043           1,043             --          --
Total Investments                   $59,438         $37,524        $21,725        $189


 1 |  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value:

($ reported in thousands)

                                                              Asset-      Mortgage-
                                                              Backed       Backed
INVESTMENTS IN SECURITIES                          TOTAL    Securities   Securities
                                                   -----    ----------   ----------
BALANCE AS OF DECEMBER 31, 2008:                    $181      $177         $ 4
Accrued Discount/(Premium)                            --(2)     --(2)       --
Realized Gain (Loss)                                  --        --          --
Change in Unrealized Appreciation (Depreciation)    $  8         8          --(2)
Net Purchases/(Sales)                                 --        --          --
Transfers In and/or Out of Level 3 (1)                --        --          --
                                                    ----      ----         ---
BALANCE AS OF SEPTEMBER 30, 2009                    $189      $185         $ 4
                                                    ====      ====         ===

(1) "Transfers in and/or out" represent the ending value as of September 30, 2009, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(2)  Amount is less than $500.

Certain level 3 security valuations have been determined based on availability of only a single broker source, which may or may not be a principal market maker.

Other level 3 securities are without an active market or market participants and therefore are internally fair valued. These internally fair valued securities derive their valuation based on the review of inputs such as, but not limited to, similar securities, liquidity factors, capital structure, and credit analysis.

                             VIRTUS CORE EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
COMMON STOCKS--98.1%
CONSUMER DISCRETIONARY--8.1%
Amazon.com, Inc.(2)                                     26,450   $         2,469
Apollo Group, Inc. Class A(2)                           15,650             1,153
AutoZone, Inc.(2)                                        2,850               417
Best Buy Co., Inc.                                      12,400               465
Gap, Inc. (The)                                         36,850               789
Home Depot, Inc. (The)                                  33,450               891
McDonald's Corp.                                        18,150             1,036
                                                                 ---------------
                                                                           7,220
                                                                 ---------------
CONSUMER STAPLES--8.9%
Archer-Daniels-Midland Co.                              70,550             2,061
Bunge Ltd.                                              10,150               636
Campbell Soup Co.                                       17,150               559
CVS Caremark Corp.                                      29,300             1,047
Hansen Natural Corp.(2)                                 32,200             1,183
Kroger Co. (The)                                        52,800             1,090
Wal-Mart Stores, Inc.                                   26,800             1,316
                                                                 ---------------
                                                                           7,892
                                                                 ---------------
ENERGY--10.1%
Anadarko Petroleum Corp.                                11,250               706
Chevron Corp.                                           14,600             1,028
Exxon Mobil Corp.                                       36,140             2,480
Hess Corp.                                               8,350               446
National Oilwell Varco, Inc.(2)                         12,350               533
Occidental Petroleum Corp.                              20,500             1,607
Schlumberger Ltd.                                        8,200               489
Southwestern Energy Co.(2)                              38,750             1,654
                                                                 ---------------
                                                                           8,943
                                                                 ---------------
FINANCIALS--14.8%
Bank of America Corp.                                   93,050             1,574
First Horizon National Corp.(2)                         34,127               452
Goldman Sachs Group, Inc. (The)                         18,180             3,352
JPMorgan Chase & Co.                                    57,800             2,533
MetLife, Inc.                                           17,050               649
Morgan Stanley                                          63,950             1,975
Prudential Financial, Inc.                              37,450             1,869
Wells Fargo & Co.                                       25,350               714
                                                                 ---------------
                                                                          13,118
                                                                 ---------------
HEALTH CARE--16.2%
Amgen, Inc.(2)                                          13,350               804

                                                    SHARES            VALUE
                                               ---------------   ---------------
HEALTH CARE--(CONTINUED)
Bristol-Myers Squibb Co.                                38,000   $           856
Cerner Corp.(2)                                         17,200             1,287
Forest Laboratories, Inc.(2)                            49,900             1,469
Gilead Sciences, Inc.(2)                                29,150             1,358
McKesson Corp.                                          24,250             1,444
Medco Health Solutions, Inc.(2)                         19,100             1,056
St. Jude Medical, Inc.(2)                               15,150               591
Teva Pharmaceutical Industries Ltd.
   Sponsored ADR                                        38,200             1,931
Valeant Pharmaceuticals International(2)                19,800               556
Watson Pharmaceuticals, Inc.(2)                         55,900             2,048
Wyeth                                                   19,850               964
                                                                 ---------------
                                                                          14,364
                                                                 ---------------
INDUSTRIALS--7.5%
Cummins, Inc.                                           18,350               822
Danaher Corp.                                           11,450               771
First Solar, Inc.(2)                                     6,850             1,047
Fluor Corp.                                             12,550               638
General Dynamics Corp.                                  13,650               882
General Electric Co.                                    60,250               989
Honeywell International, Inc.                           14,800               550
Navistar International Corp.(2)                         11,250               421
Northrop Grumman Corp.                                   9,450               489
                                                                 ---------------
                                                                           6,609
                                                                 ---------------
INFORMATION TECHNOLOGY--21.7%
Accenture plc Class A                                   44,300             1,651
Apple, Inc.(2)                                           7,500             1,390
Broadcom Corp. Class A(2)                               36,850             1,131
Cisco Systems, Inc.(2)                                  30,400               716
Computer Sciences Corp.(2)                              16,500               870
F5 Networks, Inc.(2)                                    33,000             1,308
Google, Inc. Class A(2)                                  1,950               967
International Business Machines Corp.                   10,350             1,238
Intuit, Inc.(2)                                         33,700               960
Marvell Technology Group Ltd.(2)                        62,750             1,016
McAfee, Inc.(2)                                         12,550               550
Microsoft Corp.                                         24,650               638
QLogic Corp.(2)                                         78,450             1,349
QUALCOMM, Inc.                                          41,900             1,885
Red Hat, Inc.(2)                                        29,450               814
Synopsys, Inc.(2)                                       72,850             1,633
Tech Data Corp.(2)                                      12,500               520

                             VIRTUS CORE EQUITY FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
INFORMATION TECHNOLOGY--(CONTINUED)
VMware, Inc. Class A(2)                                 14,800   $           594
                                                                 ---------------
                                                                          19,230
                                                                 ---------------
MATERIALS--5.0%
ArcelorMittal                                           19,700               732
BHP Billiton Ltd. Sponsored ADR                          8,900               588
Freeport-McMoRan Copper & Gold, Inc.(2)                 13,136               901
International Paper Co.                                 21,650               481
Mosaic Co. (The)                                         9,450               454
Nucor Corp.                                             10,700               503
Praxair, Inc.                                            8,900               727
                                                                 ---------------
                                                                           4,386
                                                                 ---------------
TELECOMMUNICATION SERVICES--2.6%
AT&T, Inc.                                              55,680             1,504
Verizon Communications, Inc.                            25,900               784
                                                                 ---------------
                                                                           2,288
                                                                 ---------------
UTILITIES--3.2%
FPL Group, Inc.                                         37,800             2,088
NRG Energy, Inc.(2)                                     25,450               717
                                                                 ---------------
                                                                           2,805
                                                                 ---------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $79,640)                                                 86,855
                                                                 ---------------
TOTAL LONG TERM INVESTMENTS--98.1%
(IDENTIFIED COST $79,640)                                                 86,855
                                                                 ---------------
SHORT-TERM INVESTMENTS--2.2%
MONEY MARKET MUTUAL FUNDS--2.2%
BlackRock Liquidity Funds TempFund
   Portfolio - Institutional Shares
   (seven-day effective yield 0.215%)                1,969,265             1,969
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,969)                                                   1,969
                                                                 ---------------
TOTAL INVESTMENTS--100.3%
(IDENTIFIED COST $81,609)                                                 88,824(1)
Other assets and liabilities, net--(0.3)%                                   (235)
                                                                 ---------------
NET ASSETS--100.0%                                               $        88,589
                                                                 ===============

Refer to Footnote Legend

ABBREVIATIONS:

ADR American Depositary Receipt.

                             VIRTUS CORE EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2009 (UNAUDITED)

COUNTRY WEIGHTINGS as of 9/30/09+

United States    92%
Bermuda           3
Israel            2
Australia         1
Luxembourg        1
Netherlands       1
                ---
Total           100

+    % of total investments as of September 30, 2009

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2009. (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                            TOTAL VALUE AT
                             SEPTEMBER 30,      LEVEL 1
                                 2009        QUOTED PRICES
                            --------------   -------------
Equity Securities:
   Common Stocks                $86,855         $86,855
   Short-Term Investments         1,969           1,969
Total Investments               $88,824         $88,824

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.


  1 | THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                  VIRTUS DISCIPLINED SMALL-CAP OPPORTUNITY FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
COMMON STOCKS--97.5%
CONSUMER DISCRETIONARY--12.7%
Aeropostale, Inc.(2)                                    16,950   $           737
California Pizza Kitchen, Inc.(2)                       35,230               550
Carter's, Inc.(2)                                       45,250             1,208
Collective Brands, Inc.(2)                              56,700               983
Jo-Ann Stores, Inc.(2)                                  27,900               749
JOS. A. Bank Clothiers, Inc.(2)                         13,750               616
Kirkland's, Inc.(2)                                     49,200               701
Learning Tree International, Inc.(2)                    44,800               510
Phillips-Van Heusen Corp.                               23,410             1,002
Shutterfly, Inc.(2)                                     26,000               432
Systemax, Inc.(2)                                       61,825               750
Tupperware Brands Corp.                                 30,200             1,206
Warnaco Group, Inc. (The)(2)                            14,350               629
Wet Seal, Inc. (The) Class A(2)                        194,000               733
                                                                 ---------------
                                                                          10,806
                                                                 ---------------
CONSUMER STAPLES--3.8%
Boston Beer Co., Inc. (The) Class A(2)                  15,325               568
Cal-Maine Foods, Inc.                                   16,075               430
Darling International, Inc.(2)                          73,000               537
Ingles Markets, Inc. Class A                            29,850               472
Pantry, Inc.,  (The)(2)                                 51,630               810
Spartan Stores, Inc.                                    32,900               465
                                                                 ---------------
                                                                           3,282
                                                                 ---------------
ENERGY--5.3%
Dawson Geophysical Co.(2)                               27,450               751
Geokinetics, Inc.(2)                                    35,600               755
Helix Energy Solutions Group, Inc.(2)                   44,600               668
Matrix Service Co.(2)                                   42,600               463
Parker Drilling Co.(2)                                 255,995             1,398
Vaalco Energy, Inc.                                    107,750               496
                                                                 ---------------
                                                                           4,531
                                                                 ---------------
FINANCIALS--15.5%
Argo Group International Holdings Ltd.(2)               36,570             1,232
Aspen Insurance Holdings Ltd.                           23,750               629
Cardinal Financial Corp.                                53,750               442
Cash America International, Inc.                        19,950               602
Cedar Shopping Centers, Inc.                            76,000               490
Compass Diversified Trust                               63,700               667
EZCORP, Inc. Class A(2)                                 25,600               350
First Citizens BancShares, Inc. Class A                  4,545               723

                                                    SHARES            VALUE
                                               ---------------   ---------------
FINANCIALS--(CONTINUED)
GFI Group, Inc.                                         54,600   $           395
Jones Lang LaSalle, Inc.                                11,725               555
Meadowbrook Insurance Group, Inc.                      147,750             1,093
MFA Financials, Inc.                                   113,550               904
Mid-America Apartment Communities, Inc.                 18,750               846
Ocwen Financial Corp.(2)                                63,000               713
Prosperity Bancshares, Inc.                             30,850             1,073
SeaBright Insurance Holdings, Inc.(2)                   35,550               406
Senior Housing Properties Trust                         35,600               680
SWS Group, Inc.                                         32,175               463
Tompkins Financial Corp.                                14,200               621
UMB Financial Corp.                                      7,775               315
                                                                 ---------------
                                                                          13,199
                                                                 ---------------
HEALTH CARE--14.2%
Albany Molecular Research, Inc.(2)                      44,800               388
AMERIGROUP Corp.(2)                                     39,125               867
AmSurg Corp.(2)                                         36,025               765
Centene Corp.(2)                                        34,800               659
Cubist Pharmaceuticals, Inc.(2)                         16,850               340
Enzon Pharmaceuticals, Inc.(2)                          57,700               476
Hanger Orthopedic Group, Inc.(2)                        50,175               696
Health Management Associates, Inc. Class A(2)           79,700               597
Healthways, Inc.(2)                                     40,100               614
InVentiv Health, Inc.(2)                                77,465             1,296
Kendle International, Inc.(2)                           43,700               731
Medicis Pharmaceutical Corp. Class A                    27,800               594
Molina Healthcare, Inc.(2)                              37,925               785
Phase Forward, Inc.(2)                                  44,100               619
SonoSite, Inc.(2)                                       29,600               783
STERIS Corp.                                            22,825               695
ViroPharma, Inc.(2)                                     70,125               675
Vivus, Inc.(2)                                          51,100               534
                                                                 ---------------
                                                                          12,114
                                                                 ---------------
INDUSTRIALS--16.7%
Ampco-Pittsburgh Corp.                                  33,790               898
ATC Technology Corp.(2)                                 21,600               427
Chart Industries, Inc.(2)                               45,550               983
CIRCOR International, Inc.                              19,550               553
Comfort Systems USA, Inc.                               51,200               593
CRA International, Inc.(2)                              36,425               994
Dycom Industries, Inc.(2)                               51,450               633
EMCOR Group, Inc.(2)                                    40,100             1,015

                  VIRTUS DISCIPLINED SMALL-CAP OPPORTUNITY FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
INDUSTRIALS--(CONTINUED)
EnPro Industries, Inc.(2)                               46,025   $         1,052
Force Protection, Inc.(2)                               63,750               348
Graham Corp.                                            68,400             1,064
K-Tron International, Inc.(2)                            4,850               462
Layne Christensen Co.(2)                                48,800             1,564
M & F Worldwide Corp.(2)                                57,275             1,159
Marten Transport Ltd.(2)                                50,900               868
On Assignment, Inc.(2)                                  96,875               567
Tutor Perini Corp.(2)                                   49,050             1,045
                                                                 ---------------
                                                                          14,225
                                                                 ---------------
INFORMATION TECHNOLOGY--20.8%
ADC Telecommunications, Inc.(2)                         65,700               548
American Software, Inc. Class A                         59,025               386
Arris Group, Inc.(2)                                    91,575             1,191
Blue Coat Systems, Inc.(2)                              64,800             1,464
Cogo Group, Inc.(2)                                     85,900               526
Convergys Corp.(2)                                      56,100               558
CSG Systems International, Inc.(2)                      58,425               935
Digital River, Inc.(2)                                  31,920             1,287
Electronics for Imaging, Inc.(2)                        65,400               737
Emulex Corp.(2)                                         76,850               791
Fairchild Semiconductor International,
   Inc.(2)                                              66,100               676
Forrester Research, Inc.(2)                             16,300               434
j2 Global Communications, Inc.(2)                       47,315             1,089
MIPS Technologies, Inc.(2)                              94,000               354
Multi-Fineline Electronix, Inc.(2)                       9,367               269
Netgear, Inc.(2)                                        46,600               855
Oplink Communications, Inc.(2)                          29,700               431
Parametric Technology Corp.(2)                          49,600               686
Pegasystems, Inc.                                       43,450             1,500
Pericom Semiconductor Corp.(2)                          38,375               377
Sapient Corp.(2)                                        76,150               612
SonicWALL, Inc.(2)                                     100,500               844
Symmetricom, Inc.(2)                                   115,200               597
TeleTech Holdings, Inc.(2)                              32,600               556
                                                                 ---------------
                                                                          17,703
                                                                 ---------------
MATERIALS--5.6%
AK Steel Holding Corp.                                  62,150             1,226
Bway Holding Co.(2)                                     24,300               450
LSB Industries, Inc.(2)                                 53,250               829
NewMarket Corp.                                          5,350               498
OM Group, Inc.(2)                                       37,130             1,128

                                                    SHARES            VALUE
                                               ---------------   ---------------
MATERIALS--(CONTINUED)
Stepan Co.                                              10,200   $           613
                                                                 ---------------
                                                                           4,744
                                                                 ---------------
TELECOMMUNICATION SERVICES--1.5%
PAETEC Holding Corp.(2)                                177,150               685
tw telecom, Inc.(2)                                     47,500               639
                                                                 ---------------
                                                                           1,324
                                                                 ---------------
UTILITIES--1.4%
Nicor, Inc.                                             20,475               749
Southwest Water Co.                                     89,351               440
                                                                 ---------------
                                                                           1,189
                                                                 ---------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $80,347)                                                 83,117
                                                                 ---------------
TOTAL LONG TERM INVESTMENTS--97.5%
(IDENTIFIED COST $80,347)                                                 83,117
                                                                 ---------------
SHORT-TERM INVESTMENTS--2.6%
MONEY MARKET MUTUAL FUNDS--2.6%
BlackRock Liquidity Funds TempFund
   Portfolio - Institutional Shares
   (seven-day effective yield 0.215%)                2,176,342             2,176
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,176)                                                   2,176
                                                                 ---------------
TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $82,523)                                                 85,293(1)
Other assets and liabilities, net--(0.1)%                                   (121)
                                                                 ---------------
NET ASSETS--100.0%                                               $        85,172
                                                                 ===============

Refer to Footnote Legend

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2009. (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                            TOTAL VALUE AT
                             SEPTEMBER 30,      LEVEL 1
                                 2009        QUOTED PRICES
                            --------------   -------------
Equity Securities:
   Common Stocks                $83,117         $83,117
   Short-Term Investments         2,176           2,176
Total Investments               $85,293         $85,293

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.


  1 | THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                     VIRTUS DISCIPLINED SMALL-CAP VALUE FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
COMMON STOCKS--99.6%
CONSUMER DISCRETIONARY--13.0%
Asbury Automotive Group, Inc.(2)                        61,700   $           782
Big 5 Sporting Goods Corp.                              36,350               549
Bob Evans Farms, Inc.                                   32,850               955
Carrols Restaurant Group, Inc.(2)                       77,550               586
Carter's, Inc.(2)                                       31,200               833
Children's Place Retail Stores, Inc.
   (The)(2)                                             13,000               390
Core-Mark Holding Co., Inc.(2)                          40,500             1,158
CSS Industries, Inc.                                    16,900               334
Harte-Hanks, Inc.                                       52,850               731
Journal Communications, Inc. Class A                   128,600               473
Monro Muffler Brake, Inc.                               10,000               318
National CineMedia, Inc.                                64,250             1,090
Oxford Industries, Inc.                                 33,800               666
Papa John's International, Inc.(2)                      36,800               904
RC2 Corp.(2)                                            51,000               727
Rent-A-Center, Inc.(2)                                  69,650             1,315
Stage Stores, Inc.                                      90,650             1,175
Timberland Co. (The) Class A(2)                         82,050             1,142
UniFirst Corp.                                          48,850             2,172
                                                                 ---------------
                                                                          16,300
                                                                 ---------------
CONSUMER STAPLES--2.5%
B&G Foods, Inc. Class A                                 53,500               438
Central Garden and Pet Co. Class A(2)                   86,200               942
Coca-Cola Bottling Co. Consolidated                     11,600               562
Nash-Finch Co.                                           5,000               137
TreeHouse Foods, Inc.(2)                                30,000             1,070
                                                                 ---------------
                                                                           3,149
                                                                 ---------------
ENERGY--4.4%
CVR Energy, Inc.(2)                                     94,450             1,175
Key Energy Services, Inc.(2)                           137,250             1,194
Oil States International, Inc.(2)                       28,000               984
Parker Drilling Co.(2)                                 139,450               761
SEACOR Holdings, Inc.(2)                                10,750               878
Vaalco Energy, Inc.                                    121,750               560
                                                                 ---------------
                                                                           5,552
                                                                 ---------------
FINANCIALS--27.0%
Amerisafe, Inc.(2)                                      76,150             1,314
Aspen Insurance Holdings Ltd.                           69,750             1,846
BancFirst Corp.                                         16,686               616
CapLease, Inc.                                          94,250               380

                                                    SHARES            VALUE
                                               ---------------   ---------------
FINANCIALS--(CONTINUED)
City Holding Co.                                        32,550   $           970
Columbia Banking System, Inc.                           80,800             1,337
Community Trust Bancorp, Inc.                           29,251               765
Encore Capital Group, Inc.(2)                           33,850               455
First Mercury Financial Corp.                           79,800             1,063
First Midwest Bancorp, Inc.                             38,100               429
First Potomac Realty Trust                              39,250               454
FirstMerit Corp.                                        38,556               734
Flushing Financial Corp.                                40,400               461
FNB Corp.                                               42,750               304
Harleysville Group, Inc.                                42,100             1,332
Highwoods Properties, Inc.                              42,250             1,329
Home Properties, Inc.                                   19,650               847
Horace Mann Educators Corp.                             65,000               908
Interactive Brokers Group, Inc. Class A(2)              40,250               800
Kilroy Realty Corp.                                     20,150               559
Knight Capital Group, Inc. Class A(2)                   46,000             1,001
Lakeland Financial Corp.                                21,000               434
MarketAxess Holdings, Inc.(2)                           48,600               586
Nationwide Health Properties, Inc.                      27,650               857
Navigators Group, Inc. (The)(2)                         23,300             1,282
Nelnet, Inc. Class A(2)                                 45,450               565
PHH Corp.(2)                                            57,600             1,143
Platinum Underwriters Holdings Ltd.                     29,050             1,041
Prosperity Bancshares, Inc.                             23,900               831
Provident New York Bancorp                              19,200               183
PS Business Parks, Inc.                                 35,550             1,824
Ramco-Gershenson Properties Trust                       42,000               375
Renasant Corp.                                          41,950               623
SeaBright Insurance Holdings, Inc.(2)                   45,750               522
Selective Insurance Group, Inc.                         58,800               925
Simmons First National Corp. Class A                    20,648               595
Sunstone Hotel Investors, Inc.(2)                       49,689               353
SWS Group, Inc.                                         57,500               828
Trico Bancshares                                        49,600               813
Umpqua Holdings Corp.                                   41,200               437
World Acceptance Corp.(2)                               30,550               770
WSFS Financial Corp.                                    37,297               994
                                                                 ---------------
                                                                          33,885
                                                                 ---------------
HEALTH CARE--5.2%
AMERIGROUP Corp.(2)                                     28,000               621
AMN Healthcare Services, Inc.(2)                       135,000             1,284
AmSurg Corp.(2)                                         54,200             1,151

                     VIRTUS DISCIPLINED SMALL-CAP VALUE FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
HEALTH CARE--(CONTINUED)
Emergency Medical Services Corp. Class A(2)             36,650   $         1,704
HealthSpring, Inc.(2)                                   16,000               196
MedCath Corp.(2)                                        46,550               408
RehabCare Group, Inc.(2)                                51,100             1,108
                                                                 ---------------
                                                                           6,472
                                                                 ---------------
INDUSTRIALS--16.8%
ACCO Brands Corp.(2)                                   181,200             1,308
Altra Holdings, Inc.(2)                                119,200             1,334
American Reprographics Co.(2)                           80,750               769
Apogee Enterprises, Inc.                                63,600               955
Beacon Roofing Supply, Inc.(2)                          29,000               463
Comfort Systems USA, Inc.                               93,950             1,089
Consolidated Graphics, Inc.(2)                          28,400               709
Crane Co.                                               42,850             1,106
Deluxe Corp.                                            28,600               489
Dycom Industries, Inc.(2)                              127,800             1,572
EMCOR Group, Inc.(2)                                    75,100             1,902
G&K Services, Inc. Class A                              14,700               326
Gibraltar Industries, Inc.                              44,850               595
H&E Equipment Services, Inc.(2)                        111,940             1,268
Kforce, Inc.(2)                                         94,878             1,140
Lydall, Inc.(2)                                         30,000               158
Navigant Consulting, Inc.(2)                            32,000               432
RSC Holdings, Inc.(2)                                  102,600               746
Saia, Inc.(2)                                           85,300             1,372
Standex International Corp.                             42,316               839
Tredegar Corp.                                          62,850               911
TrueBlue, Inc.(2)                                       96,250             1,354
Watson Wyatt Worldwide, Inc. Class A                     6,000               261
                                                                 ---------------
                                                                          21,098
                                                                 ---------------
INFORMATION TECHNOLOGY--16.5%
3Com Corp.(2)                                          228,600             1,196
Acxiom Corp.(2)                                        160,350             1,517
Benchmark Electronics, Inc.(2)                          90,200             1,624
CACI International, Inc. Class A(2)                      4,000               189
CSG Systems International, Inc.(2)                      66,900             1,071
Fairchild Semiconductor International,
   Inc.(2)                                              63,100               646
i2 Technologies, Inc.(2)                                38,050               610
Insight Enterprises, Inc.(2)                            87,500             1,068
Integrated Device Technology, Inc.(2)                   84,500               571
JDA Software Group, Inc.(2)                             68,600             1,505
Methode Electronics, Inc.                              119,350             1,035

                                                    SHARES            VALUE
                                               ---------------   ---------------

INFORMATION TECHNOLOGY--(CONTINUED)
Photronics, Inc.(2)                                    201,200   $           954
QLogic Corp.(2)                                         52,000               894
SAIC, Inc.(2)                                           50,400               884
Skyworks Solutions, Inc.(2)                             83,000             1,099
Sybase, Inc.(2)                                         26,000             1,011
Symmetricom, Inc.(2)                                   103,100               534
TeleTech Holdings, Inc.(2)                              49,550               845
TIBCO Software, Inc.(2)                                 45,000               427
ValueClick, Inc.(2)                                     72,950               962
Vishay Intertechnology, Inc.(2)                        157,150             1,242
Wright Express Corp.(2)                                 28,650               845
                                                                 ---------------
                                                                          20,729
                                                                 ---------------
MATERIALS--8.7%
Buckeye Technologies, Inc.(2)                          157,200             1,687
Innophos Holdings, Inc.                                 22,000               407
Innospec, Inc.                                          65,500               966
Minerals Technologies, Inc.                             36,800             1,750
PolyOne Corp.(2)                                        83,100               554
Rock-Tenn Co. Class A                                   44,900             2,115
Schulman (A.), Inc.                                     79,250             1,580
Spartech Corp.                                         111,700             1,203
Stepan Co.                                              11,300               679
                                                                 ---------------
                                                                          10,941
                                                                 ---------------
TELECOMMUNICATION SERVICES--1.4%
Consolidated Communications Holdings, Inc.              31,400               502
Syniverse Holdings, Inc.(2)                             68,900             1,206
                                                                 ---------------
                                                                           1,708
                                                                 ---------------
UTILITIES--4.1%
California Water Service Group                           2,000                78
El Paso Electric Co.(2)                                 90,500             1,599
New Jersey Resources Corp.                               9,000               327
Southwest Gas Corp.                                     79,250             2,027
Unisource Energy Corp.                                  36,700             1,128
                                                                 ---------------
                                                                           5,159
                                                                 ---------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $109,776)                                               124,993
                                                                 ---------------
TOTAL LONG TERM INVESTMENTS--99.6%
(IDENTIFIED COST $109,776)                                               124,993
                                                                 ---------------

                     VIRTUS DISCIPLINED SMALL-CAP VALUE FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
SHORT-TERM INVESTMENTS--0.4%
MONEY MARKET MUTUAL FUNDS--0.4%
BlackRock Liquidity Funds TempFund
   Portfolio - Institutional Shares
   (seven-day effective yield 0.215%)                  539,672   $           540
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $540)                                                       540
                                                                 ---------------
TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $110,316)                                               125,533(1)
Other assets and liabilities, net--0.0%                                        8
                                                                 ---------------
NET ASSETS--100.0%                                               $       125,541
                                                                 ===============

Refer to Footnote Legend

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2009. (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                            TOTAL VALUE AT
                             SEPTEMBER 30,      LEVEL 1
                                 2009        QUOTED PRICES
                            --------------   -------------
Equity Securities:
   Common Stocks               $124,993         $124,993
   Short-Term Investments           540              540
Total Investments              $125,533         $125,533

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.


  1 | THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                   VIRTUS EMERGING MARKETS OPPORTUNITIES FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                 SHARES               VALUE
                                            ---------------      ---------------
PREFERRED STOCK--6.3%
CONSUMER STAPLES--2.2%
Companhia de Bebidas das Americas ADR
   Pfd. 3.350%                                       58,117                4,781
                                                                 ---------------
UTILITIES--4.1%
AES Tiete SA Pfd. 10.970%                           384,789                4,366
Cia de Transmissao de Energia Eletrica
   Paulista Pfd. 5.510%                              62,269                1,751
Eletropaulo Metropolitana de Sao Paulo SA
   Series B Pfd. 5.530%                             133,740                2,754
                                                                 ---------------
                                                                           8,871
                                                                 ---------------
TOTAL PREFERRED STOCK
(IDENTIFIED COST $10,187)                                                 13,652
                                                                 ---------------
COMMON STOCKS--90.8%
CONSUMER DISCRETIONARY--4.8%
BEC World plc                                     1,817,000                1,229
Grupo Televisa SA                                   922,400                3,413
Hero Honda Motors, Ltd.                              59,076                2,054
MRV Engenharia e Participacoes SA                    67,700                1,313
NET Servicos de Comunicacao SA(2)                   220,721                2,564
Peace Mark Holdings Ltd.(2)(5)(7)                   464,100                    0
                                                                 ---------------
                                                                          10,573
                                                                 ---------------
CONSUMER STAPLES--30.6%
AmorePacific Corp.                                    7,372                5,281
Anadolu Efes Biracilik Ve Malt Sanayii AS            58,600                  640
British American Tobacco Bhd                        138,200                1,759
British American Tobacco plc                        201,326(13)            6,316
British American Tobacco plc                         47,895(14)            1,498
Coca-Cola Femsa S.A.B. de C.V.                      304,567                1,461
Colgate Palmolive India Ltd.                        144,400                1,899
Dabur India Ltd.                                    822,200                2,434
Dairy Farm International Holdings Ltd.              330,400                1,976

                                                 SHARES               VALUE
                                            ---------------      ---------------
CONSUMER STAPLES--(CONTINUED)
Dairy Farm International Holdings Ltd.               20,800      $           124
Guinness Anchor Bhd                                 525,300                1,047
Hengan International Group Co., Ltd.                746,292                4,511
Hindustan Unilever Ltd.                             566,144                3,090
ITC Ltd.                                          1,230,009                5,959
Kimberly-Clark de Mexico S.A.B. de C.V.
   Class A                                          394,126                1,636
KT&G Corp.                                           57,919                3,510
Marico Ltd.                                         356,672                  664
Nestle India Ltd.                                    98,946                4,669
Nestle Malaysia Bhd                                 106,600                1,063
Shoprite Holdings Ltd                               403,763                3,332
Souza Cruz SA                                       250,926                8,929
Unilever Indonesia Tbk PT                         2,029,777                2,247
Wal-Mart de Mexico S.A. de C.V.                     348,400                1,208
Want Want China Holdings Ltd.                     3,292,100                1,937
                                                                 ---------------
                                                                          67,190
                                                                 ---------------
ENERGY--4.5%
CNOOC Ltd.                                        1,080,635                1,453
PTT Exploration & Production plc                    876,400                3,790
Sasol Ltd.                                          116,569                4,382
Yingde Gases Group Co., Ltd.(2)                     365,000                  330
                                                                 ---------------
                                                                           9,955
                                                                 ---------------
FINANCIALS--20.7%
Banco Compartamos S.A.B. de C.V.                    662,119                2,419
Banco Santander Chile ADR                            41,300                2,376
BM&F BOVESPA SA                                     511,067                3,776
Credicorp Ltd. ADR                                   40,493                3,149
Cyrela Brazil Realty SA                             296,226                3,878
HDFC Bank Ltd.                                      261,712                8,979
Housing Development Finance Corp.                   166,695                9,666
Itausa Investimentos SA                             756,443                4,577
Jammu & Kashmir Bank Ltd.                            80,750                  978
Samsung Fire & Marine Insurance Co., Ltd.            27,939                5,715
                                                                 ---------------
                                                                          45,513

                                                                 ---------------

HEALTH CARE--3.8%

Cipla Ltd.                                          643,134                3,742
Sun Pharmaceutical Industries Ltd.                   59,999                1,756
Yuhan Corp.                                          16,932                2,737
                                                                 ---------------
                                                                           8,235
                                                                 ---------------
INDUSTRIALS--5.6%
Beijing Enterprises Holdings Ltd.                   824,115                4,365

                   VIRTUS EMERGING MARKETS OPPORTUNITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                 SHARES               VALUE
                                            ---------------      ---------------
INDUSTRIALS--(CONTINUED)
Bharat Electronics Ltd.                              26,700      $           851
Bharat Heavy Electricals Ltd.                        48,918                2,368
Jain Irrigation Systems Ltd.                        141,025                2,316
S1 Corp.                                              6,262                  276
Taiwan Secom Co., Ltd.                            1,269,100                2,014
                                                                 ---------------
                                                                          12,190
                                                                 ---------------
INFORMATION TECHNOLOGY--5.4%
Companhia Brasileira de Meios de
   Pagamento                                        292,400                2,897
NetEase.Com, Inc. ADR(2)                             60,400                2,759
NHN Corp.(2)                                         11,470                1,689
Redecard SA                                         293,534                4,538
                                                                 ---------------
                                                                          11,883
                                                                 ---------------
MATERIALS--2.1%
AMVIG Holdings Ltd.                               1,762,967                  730
Asian Paints Ltd.                                    10,000                  292
Pretoria Portland Cement Co., Ltd.                  240,960                1,087
Semen Gresik (Persero) Tbk PT                     3,813,254                2,486
                                                                 ---------------
                                                                           4,595
                                                                 ---------------
TELECOMMUNICATION SERVICES--6.6%
America Movil S.A.B. de C.V. Series L               971,721                2,127
Bharti Airtel Ltd.                                  240,899                2,097
MTN Group Ltd.                                      271,963                4,422
Philippine Long Distance Telephone Co.
   Sponsored ADR                                     66,431                3,415
Telekomunikasi Indonesia Tbk PT                   2,673,371                2,393
                                                                 ---------------
                                                                          14,454
                                                                 ---------------
UTILITIES--6.7%
Cia Saneamento de Minas Gerais                            3                   45
Companhia Energetica de Minas Gerais                269,131                4,071
CPFL Energia SA                                     145,600                2,633
Tanjong plc                                       1,099,800                4,767
Xinao Gas Holdings Ltd.                           1,587,436                3,154
                                                                 ---------------
                                                                          14,670
                                                                 ---------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $162,012)                                               199,258
                                                                 ---------------
TOTAL LONG TERM INVESTMENTS--97.1%
(IDENTIFIED COST $172,199)                                               212,910
                                                                 ---------------

                                                 SHARES               VALUE
                                            ---------------      ---------------
SHORT-TERM INVESTMENTS--3.9%
MONEY MARKET MUTUAL FUNDS--3.9%
BlackRock Liquidity Funds TempFund
   Portfolio - Institutional Shares
   (seven-day effective yield 0.215%)             8,657,260      $         8,657
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $8,657)                                                   8,657
                                                                 ---------------
TOTAL INVESTMENTS--101.0%
(IDENTIFIED COST $180,856)                                               221,567(1)
Other assets and liabilities, net--(1.0)%                                 (2,167)
                                                                 ---------------
NET ASSETS--100.0%                                               $       219,400
                                                                 ===============

Refer to Footnote Legend

ABBREVIATIONS:

ADR  American Depositary Receipt.

                   VIRTUS EMERGING MARKETS OPPORTUNITIES FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2009 (UNAUDITED)

COUNTRY WEIGHTINGS as of 9/30/09+

Brazil           24%
India            24
China             8
Korea             6
Mexico            6
South Africa      6
United States     4
Other            22
                ---
Total           100

+    % of total investments as of September 30, 2009

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2009. (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                               LEVEL 2        LEVEL 3
                            TOTAL VALUE AT                   SIGNIFICANT    SIGNIFICANT
                             SEPTEMBER 30,      LEVEL 1       OBSERVABLE   UNOBSERVABLE
                                 2009        QUOTED PRICES      INPUTS         INPUTS
                            --------------   -------------   -----------   ------------
Equity Securities:
   Common Stocks               $199,258         $199,213         $45            $--(1)
   Preferred Stock               13,652           13,652          --             --
   Short-Term Investments         8,657            8,657          --             --
Total Investments              $221,567         $221,522         $45            $--

(1) Level 3 common stock valued at zero at the beginning and end of the period.


  1 | THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value:

($ reported in thousands)

                                                   Corporate
INVESTMENTS IN SECURITIES                             Debt
-------------------------                          ---------
BALANCE AS OF DECEMBER 31, 2008:                    $ 38
Accrued Discount/(Premium)                            --
Realized Gain (Loss)                                  --(2)
Change in Unrealized Appreciation (Depreciation)       4
Net Purchases/(Sales)                                (42)
Transfers In and/or Out of Level 3 (1)                --
                                                    ----
BALANCE AS OF SEPTEMBER 30, 2009                    $ --
                                                    ====

(1) "Transfers in and/or out" represent the ending value as of September 30, 2009, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(2)  Amount less than $500

Certain level 3 security valuations have been determined based on availability of only a single broker source, which may or may not be a principal market maker.

Other level 3 securities are without an active market or market participants and therefore are internally fair valued. These internally fair valued securities derive their valuation based on the review of inputs such as, but not limited to, similar securities, liquidity factors, capital structure, and credit analysis.

                            VIRTUS VALUE EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
COMMON STOCKS--99.8%
CONSUMER DISCRETIONARY--12.8%
AutoNation, Inc.(2)                                     74,300   $         1,343
AutoZone, Inc.(2)                                       23,600             3,451
Big Lots, Inc.(2)                                       45,500             1,138
Cablevision Systems Corp. Class A                       57,200             1,359
DISH Network Corp. Class A(2)                           28,200               543
Family Dollar Stores, Inc.                              67,800             1,790
ITT Educational Services, Inc.(2)                       21,550             2,379
Liberty Media Corp. - Interactive Class
   A(2)                                                 92,000             1,009
Macy's, Inc.                                            79,800             1,460
News Corp. Class A                                      65,000               779
Ross Stores, Inc.                                       28,400             1,357
TJX Cos., Inc. (The)                                    38,100             1,415
TRW Automotive Holdings Corp.(2)                        90,000             1,508
Viacom, Inc. Class B(2)                                 28,000               785
Yum! Brands, Inc.                                       44,100             1,489
                                                                 ---------------
                                                                          21,805
                                                                 ---------------
CONSUMER STAPLES--7.1%
Archer-Daniels-Midland Co.                             102,200             2,986
Bunge Ltd.                                              29,800             1,866
Coca-Cola Enterprises, Inc.                            125,200             2,680
Dean Foods Co.(2)                                       42,200               751
Del Monte Foods Co.                                    197,400             2,286
SUPERVALU, Inc.                                        108,900             1,640
                                                                 ---------------
                                                                          12,209
                                                                 ---------------
ENERGY--13.9%
Chevron Corp.                                           78,900             5,557
ConocoPhillips                                          50,610             2,286
El Paso Corp.                                           56,400               582
EXCO Resources, Inc.(2)                                 53,100               992
Exxon Mobil Corp.                                       94,700             6,497
Murphy Oil Corp.                                        16,200               933
National Oilwell Varco, Inc.(2)                         25,600             1,104
Newfield Exploration Co.(2)                             59,000             2,511
Noble Corp.                                             26,600             1,010
Occidental Petroleum Corp.                              29,900             2,344
                                                                 ---------------
                                                                          23,816
                                                                 ---------------
FINANCIALS--21.3%
ACE Ltd.                                                49,000             2,619
American Financial Group, Inc.                          70,300             1,793
Arch Capital Group Ltd.(2)                              65,300             4,410

                                                    SHARES            VALUE
                                               ---------------   ---------------
FINANCIALS--(CONTINUED)
Bank of America Corp.                                  275,900   $         4,668
First Horizon National Corp.(2)                         73,632               974
Goldman Sachs Group, Inc. (The)                         28,500             5,254
JPMorgan Chase & Co.                                   139,500             6,113
MetLife, Inc.                                           42,500             1,618
Morgan Stanley                                          58,800             1,816
Prudential Financial, Inc.                              25,800             1,288
Travelers Cos., Inc. (The)                              37,800             1,861
Wells Fargo & Co.                                      139,000             3,917
                                                                 ---------------
                                                                          36,331
                                                                 ---------------
HEALTH CARE--13.1%
Amgen, Inc.(2)                                          58,800             3,541
AstraZeneca plc Sponsored ADR                           57,000             2,562
CIGNA Corp.                                             50,400             1,416
Forest Laboratories, Inc.(2)                            50,600             1,490
Humana, Inc.(2)                                         75,400             2,812
Johnson & Johnson                                       27,000             1,644
Life Technologies Corp.(2)                              35,700             1,662
McKesson Corp.                                          72,300             4,305
Merck & Co., Inc.                                       57,500             1,819
Pfizer, Inc.                                            72,200             1,195
                                                                 ---------------
                                                                          22,446
                                                                 ---------------
INDUSTRIALS--5.6%
General Cable Corp.(2)                                  23,000               901
General Electric Co.                                   270,000             4,433
KBR, Inc.                                               42,100               981
Lockheed Martin Corp.                                   16,000             1,249
URS Corp.(2)                                            45,600             1,990
                                                                 ---------------
                                                                           9,554
                                                                 ---------------
INFORMATION TECHNOLOGY--10.5%
Avnet, Inc.(2)                                          54,200             1,407
Computer Sciences Corp.(2)                              37,900             1,998
Hewlett-Packard Co.                                     77,900             3,678
Ingram Micro, Inc. Class A(2)                          244,300             4,116
Lender Processing Services, Inc.                        56,400             2,153
Western Digital Corp.(2)                                84,100             3,072
Western Union Co. (The)                                 77,100             1,459
                                                                 ---------------
                                                                          17,883
                                                                 ---------------
MATERIALS--5.7%
Ashland, Inc.                                           84,000             3,631
Commercial Metals Co.                                   47,600               852

                            VIRTUS VALUE EQUITY FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
MATERIALS--(CONTINUED)
Freeport-McMoRan Copper & Gold, Inc.(2)                 22,800   $         1,564
International Paper Co.                                 68,300             1,519
Lubrizol Corp. (The)                                    22,800             1,629
Reliance Steel & Aluminum Co.                           14,150               602
                                                                 ---------------
                                                                           9,797
                                                                 ---------------
TELECOMMUNICATION SERVICES--7.5%
AT&T, Inc.                                             185,787             5,018
CenturyTel, Inc.                                       129,930             4,366
Verizon Communications, Inc.                           111,800             3,384
                                                                 ---------------
                                                                          12,768
                                                                 ---------------
UTILITIES--2.3%
FPL Group, Inc.                                         28,600             1,580
Integrys Energy Group, Inc.                             39,900             1,432
ONEOK, Inc.                                             24,800               908
                                                                 ---------------
                                                                           3,920
                                                                 ---------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $171,592)                                               170,529
                                                                 ---------------
TOTAL LONG TERM INVESTMENTS--99.8%
(IDENTIFIED COST $171,592)                                               170,529
                                                                 ---------------
SHORT-TERM INVESTMENTS--0.3%
MONEY MARKET MUTUAL FUNDS--0.3%
BlackRock Liquidity Funds TempFund
   Portfolio - Institutional Shares
   (seven-day effective yield 0.215%)                  500,869               501
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $501)                                                       501
                                                                 ---------------
TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $172,093)                                               171,030(1)
Other assets and liabilities, net--(0.1)%                                   (225)
                                                                 ---------------
NET ASSETS--100.0%                                               $       170,805
                                                                 ===============

Refer to Footnote Legend

ABBREVIATIONS:

ADR American Depositary Receipt.

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2009. (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                            TOTAL VALUE AT
                             SEPTEMBER 30,      LEVEL 1
                                 2009        QUOTED PRICES
                            --------------   -------------
Equity Securities:
   Common Stocks               $170,529         $170,529
   Short-Term Investments           501              501
Total Investments              $171,030         $171,030

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.


  1 | THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          VIRTUS HIGH YIELD INCOME FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
CORPORATE BONDS--93.8%
CONSUMER DISCRETIONARY--30.6%
Affinion Group, Inc.
   10.125%, 10/15/13                           $           400   $           413
   11.500%, 10/15/15                                       610               630
AMC Entertainment, Inc. 8.000%, 3/1/14                     585               567
American Real Estate Partners LP
   8.125%, 6/1/12                                          635               629
   7.125%, 2/15/13                                         205               197
Caesars Entertainment, Inc. 7.875%, 3/15/10                420               422
Cinemark USA, Inc. 144A 8.625%, 6/15/19 (4)                315               327
CSC Holdings, Inc. 144A 8.625%, 2/15/19 (4)                950             1,009
Dollar General Corp. PIK Interest
   Capitalization 11.875%, 7/15/17                         355               401
Dollarama Group LP 8.875%, 8/15/12                         345               355
Echostar DBS Corp.
   6.625%, 10/1/14                                         265               258
   7.125%, 2/1/16                                          265               264
Education Management LLC/Education
   Management Finance Corp. 10.250%, 6/1/16                250               279
Goodyear Tire & Rubber Co. (The)
   5.010%, 12/1/09(3)                                       15                15
   10.500%, 5/15/16                                        555               605
Intelsat Corp. 9.250%, 8/15/14                             590               608
Jostens IH Corp. 7.625%, 10/1/12                           455               458
Levi Strauss & Co. 8.875%, 4/1/16                          345               351
Mediacom Broadband LLC / Mediacom
   Broadband Corp. 8.500%, 10/15/15                        460               467
Peninsula Gaming LLC 144A 10.750%, 8/15/17
   (4)                                                     460               465
Sally Holdings LLC/Sally Capital, Inc.
   10.500%, 11/15/16                                       335               351
Scientific Games International, Inc. 144A
   9.250%, 6/15/19 (4)                                     630               658
Service Corp. International 7.625%, 10/1/18                450               456
Speedway Motorsports, Inc.
   6.750%, 6/1/13                                          515               511
   144A 8.750%, 6/1/16(4)                                  150               157
Susser Holdings LLC/ Susser Finance Corp.
   10.625%, 12/15/13                                       385               399
United Artists Theatre Circuit, Inc.
   Series BE-9, 9.300%, 7/1/15(5)(7)                         5                 4
   Series BD-1, 9.300%, 7/1/15(5)(7)                       129               117
   Series 95-A, 9.300%, 7/1/15(5)(7)                       146               132

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
CONSUMER DISCRETIONARY--(CONTINUED)
Valassis Communications, Inc. 8.250%,
   3/1/15                                      $           490   $           442
Videotron Ltee 9.125%, 4/15/18                             680               740
WMG Holdings Corp. 0.000%, 12/15/14(3)                     310               300
                                                                 ---------------
                                                                          12,987
                                                                 ---------------
CONSUMER STAPLES--10.8%
Ingles Markets, Inc. 8.875%, 5/15/17                       550               566
Alliance One International, Inc. 144A
   10.000%, 7/15/16 (4)                                    635               659
ASG Consolidated LLC/ASG Finance, Inc.
   11.500%, 11/1/11(3)                                     490               478
Constellation Brands, Inc. 7.250%, 9/1/16                  555               555
Del Monte Corp. 144A 7.500%, 10/15/19 (4)                   35                36
Dole Food Co., Inc.
   8.750%, 7/15/13                                          15                15
   144A 13.875%, 3/15/14(4)                                425               500
   144A 8.000%, 10/1/16(4)                                 160               161
Jarden Corp. 7.500%, 5/1/17                                555               543
Pantry, Inc. (The) 7.750%, 2/15/14                         420               394
Stater Brothers Holdings, Inc. 7.750%,
   4/15/15                                                 260               253
SUPERVALU, Inc. 8.000%, 5/1/16                             425               442
                                                                 ---------------
                                                                           4,602
                                                                 ---------------
ENERGY--6.4%
Chesapeake Energy Corp.
   9.500%, 2/15/15                                         130               137
   6.625%, 1/15/16                                         550               522
El Paso Corp.
   6.875%, 6/15/14                                         300               296
   8.250%, 2/15/16                                         230               237
Encore Acquisition Co. 6.000%, 7/15/15                     480               437
Pioneer Natural Resources Co.
   6.650%, 3/15/17                                         115               110
   6.875%, 5/1/18                                          390               374
Plains Exploration & Production Co.
   7.000%, 3/15/17                                         335               321
   7.625%, 6/1/18                                          270               266
                                                                 ---------------
                                                                           2,700
                                                                 ---------------
FINANCIALS--7.5%
Ford Motor Credit Co. LLC 7.500%, 8/1/12                   965               927
Fresenius US Finance II, Inc. 144A 9.000%,
   7/15/15 (4)                                             720               789
GMAC, Inc. 144A 6.750%, 12/1/14 (4)                        555               477

                          VIRTUS HIGH YIELD INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
FINANCIALS--(CONTINUED)
Host Hotels & Resorts LP Series O, 6.375%,
   3/15/15                                     $           550   $           524
NBC Acquisition Corp. 11.000%, 3/15/13(3)                  580               339
Royal Bank of Scotland Group plc Series 1,
   9.118%, 3/31/49                                          85                79
Ventas Realty LP/Ventas Capital Corp.
   Series 1, 6.500%, 6/1/16                                 70                68
                                                                 ---------------
                                                                           3,203
                                                                 ---------------
HEALTH CARE--4.6%
Bio-Rad Laboratories, Inc. 144A 8.000%,
   9/15/16 (4)                                             155               161
Community Health Systems, Inc. 8.875%,
   7/15/15                                                 510               524
HCA, Inc.
   9.250%, 11/15/16                                        900               933
   144A 8.500%, 4/15/19(4)                                 310               325
                                                                 ---------------
                                                                           1,943
                                                                 ---------------
INDUSTRIALS--9.2%
ARAMARK Corp. 8.500%, 2/1/15                               360               365
Biomet, Inc. 11.625%, 10/15/17                             980             1,073
Casella Waste Systems, Inc. 9.750%, 2/1/13                 555               516
Corrections Corp. of America 7.750%, 6/1/17                275               286
DI Finance/DynCorp  International, Inc.
   Series B, 9.500%, 2/15/13                             1,000             1,025
L-3 Communications Corp. 5.875%, 1/15/15                   660               660
                                                                 ---------------
                                                                           3,925
                                                                 ---------------
INFORMATION TECHNOLOGY--5.3%
Dycom Industries, Inc. 8.125%, 10/15/15                    447               409
Inmarsat Finance plc 7.625%, 6/30/12                       220               221
Jabil Circuit, Inc. 7.750%, 7/15/16                        140               143
Lender Processing Services, Inc. 8.125%,
   7/1/16                                                 490                512
SunGard Data Systems, Inc.
   9.125%, 8/15/13                                         525               533
   10.250%, 8/15/15                                        445               456
                                                                 ---------------
                                                                           2,274
                                                                 ---------------
MATERIALS--1.9%
Freeport-McMoRan Copper & Gold, Inc.
   8.375%, 4/1/17                                          755               803
                                                                 ---------------
TELECOMMUNICATION SERVICES--15.3%
Cincinnati Bell, Inc. 8.375%, 1/15/14                      395               399
Citizens Communications Corp. 7.125%,
   3/15/19                                                 510               483

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
TELECOMMUNICATION SERVICES--(CONTINUED)
Frontier Communications Corp. 8.125%,
   10/1/18                                     $           290   $           293
Global Crossing Ltd. 144A 12.000%, 9/15/15
   (4)                                                     510               538
Hughes Network Systems LLC/Hughes Network
   Systems Finance Corp. 9.500%, 4/15/14                   820               828
Paetec Holding Corp.
   9.500%, 7/15/15                                          10                 9
   144A 8.875%, 6/30/17(4)                                 320               320
Qwest Corp.
   8.875%, 3/15/12                                         270               284
   144A 8.375%, 5/1/16(4)                                   75                78
   6.500%, 6/1/17                                          370               348
Sprint Capital Corp. 8.375%, 3/15/12                       430               446
Stratos Global Corp. 9.875%, 2/15/13                       283               296
Virgin Media Finance plc 8.750%, 4/15/14                   990             1,015
West Corp. 9.500%, 10/15/14                                555               547
Windstream Corp. 7.000%, 3/15/19                           675               634
                                                                 ---------------
                                                                           6,518
                                                                 ---------------
UTILITIES--2.2%
Ferrellgas Partners LP 144A 9.125%,
   10/1/17 (4)                                             325               337
NRG Energy, Inc. 7.375%, 1/15/17                           595               577
                                                                 ---------------
                                                                             914
                                                                 ---------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $37,348)                                                 39,869
                                                                 ---------------
LOAN AGREEMENTS(3)--2.8%
CONSUMER DISCRETIONARY--2.8%
Education Management LLC/ Education
   Management Finance Corp. Tranche C,
   2.375%, 2/13/13                                         635               607
KAR Holdings, Inc. Tranche 2.550%,
   10/21/13                                                300               289
Rental Services Corp. Tranche 4.340%,
   11/30/13                                                320               285
                                                                 ---------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $961)                                                     1,181
                                                                 ---------------
TOTAL LONG TERM INVESTMENTS--96.6%
(IDENTIFIED COST $38,309)                                                 41,050
                                                                 ---------------

                          VIRTUS HIGH YIELD INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
SHORT-TERM INVESTMENTS--9.8%
MONEY MARKET MUTUAL FUNDS--9.8%
BlackRock Liquidity Funds TempFund
   Portfolio - Institutional Shares
   (seven-day effective yield 0.215%)                4,184,047   $         4,184
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $4,184)                                                   4,184
                                                                 ---------------
TOTAL INVESTMENTS--106.4%
(IDENTIFIED COST $42,493)                                                 45,234(1)
Other Assets and Liabilities--(6.4)%                                      (2,727)
                                                                 ---------------
NET ASSETS--100.0%                                               $        42,507
                                                                 ===============

Refer to Footnote Legend

ABBREVIATIONS:

PIK   Payment-in-Kind Security

                          VIRTUS HIGH YIELD INCOME FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2009 (UNAUDITED)

COUNTRY WEIGHTINGS as of 9/30/09+

United States     94%
United Kingdom     3
Canada             2
Bermuda            1
                 ---
Total            100

+    % of total investments as of September 30, 2009

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2009. (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                               LEVEL 2        LEVEL 3
                            TOTAL VALUE AT                   SIGNIFICANT   SIGNIFICANT
                             SEPTEMBER 30,      LEVEL 1       OBSERVABLE   UNOBSERVABLE
                                 2009        QUOTED PRICES      INPUTS        INPUTS
                            --------------   -------------   -----------   ------------
Debt Securities:
   Corporate Debt              $41,050          $   --         $40,797         $253
Equity Securities:
   Short-Term Investments        4,184           4,184              --           --
Total Investments              $45,234          $4,184         $40,797         $253


  1 | THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value:
($ reported in thousands)

                                                   Corporate
INVESTMENTS IN SECURITIES                             Debt
-------------------------                          ---------
BALANCE AS OF DECEMBER 31, 2008:                      $222
Accrued Discount/(Premium)                               1
Realized Gain (Loss)                                    --(2)
Change in Unrealized Appreciation (Depreciation)        63
Net Purchases/(Sales)                                  (33)
Transfers In and/or Out of Level 3 (1)                  --
                                                      ----
BALANCE AS OF SEPTEMBER 30, 2009                      $253
                                                      ====

(1) "Transfers in and/or out" represent the ending value as of September 30, 2009, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(2)  Amount is less than $500.

Certain level 3 security valuations have been determined based on availability of only a single broker source, which may or may not be a principal market maker.

Other level 3 securities are without an active market or market participants and therefore are internally fair valued. These internally fair valued securities derive their valuation based on the review of inputs such as, but not limited to, similar securities, liquidity factors, capital structure, and credit analysis.

                    VIRTUS INTERMEDIATE GOVERNMENT BOND FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
U.S. GOVERNMENT SECURITIES--15.5%
U.S. Treasury Bond
   11.250%, 2/15/15                            $           250   $           360
   7.500%, 11/15/16                                      1,610             2,076
   9.000%, 11/15/18                                      1,080             1,564
   8.125%, 8/15/19                                         500               697
U.S. Treasury Note
   2.000%, 11/30/13                                        302               302
   1.875%, 4/30/14                                          95                94
   4.000%, 2/15/15                                         800               862
                                                                 ---------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $5,786)                                                   5,955
                                                                 ---------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--49.5%
Federal Deposit Insurance Corp.(FDIC)
   Guaranteed
   Morgan Stanley 3.250%, 12/1/11                        1,100             1,144
   Wells Fargo & Co. 3.000%, 12/9/11                       500               518
   Bank of America Corp. Series L 2.100%,
      4/30/12                                            1,120             1,136
   General Electric Capital Corp. 2.200%,
      6/8/12                                             1,000             1,015
   JPMorgan Chase & Co. 2.200%, 6/15/12                  1,000             1,017
   Goldman Sachs Group, Inc. 3.250%,
      6/15/12                                            1,000             1,044
FFCB
   Series 1, 3.500%, 10/3/11                               600               628
   3.875%, 10/7/13                                       1,000             1,059
   2.625%, 4/17/14                                       1,000             1,004
FHLB 5.500%, 7/15/36                                       480               530
FHLMC
   2.125%, 3/23/12                                       1,000             1,018
   4.500%, 7/15/13                                         775               842
   4.125%, 9/27/13                                         900               965
   2.500%, 1/7/14                                        1,200             1,207
FNMA
   6.000%, 5/15/11                                       1,000             1,083
   3.375%, 5/19/11                                         200               209
   3.625%, 8/15/11                                         700               736
Israel Government AID Bond 5.500%, 9/18/23               1,500             1,628
Rowan Cos., Inc. 6.150%, 7/1/10                            367               371
Small Business Administration
   09-P10A,1 4.727%, 2/10/19                               580               594
   Participation Certificates 09-20B,1,
      4.760%, 2/1/29                                       500               529

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------


   Participation Certificates 09-20F, 1,
      4.950%, 6/1/29                           $           675   $           722
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(IDENTIFIED COST $18,269)                                                 18,999
                                                                 ---------------
MUNICIPAL BONDS--0.6%
LOUISIANA--0.6%
Public Facilities Authority, System
   Restoration Projects Taxable Series
   08-ELL, A1 4.500%, 2/1/14                               208               213
                                                                 ---------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $208)                                                       213
                                                                 ---------------
MORTGAGE-BACKED SECURITIES--31.0%
AGENCY--30.9%
FHLMC 5.687%, 4/1/37(3)                                    296               312
FHLMC (Interest Only) 202 6.500%, 4/1/29                    68                16
FNMA
   11.000%, 12/1/15                                         15                17
   5.500%, 6/1/28                                          895               945
   6.500%, 5/1/36                                          346               372
   5.000%, 2/1/38                                          663               685
FNMA Grantor Trust
   01-T2, A 5.780%, 11/25/10                               481               480
   02-T3, B 5.763%, 12/25/11                             2,000             2,154
FNMA REMIC
   04-15, AB 4.000%, 9/25/17                               285               295
   02-73, OE 5.000%, 11/25/17                            1,200             1,277
   (Interest Only) 97-20 1.840%, 3/25/27(5)                473                11
GNMA
   9.000%, 5/15/16                                           1                 1
   8.000%, 3/15/23                                           7                 8
   7.000%, 8/15/23                                          62                69
   4.125%, 10/20/25(3)                                       6                 6
   8.000%, 11/15/26                                         61                69
   5.500%, 1/15/33                                         418               442
GNMA Structured Securities
   04-45, A 4.020%, 12/16/21                               626               642
   05-9, A 4.026%, 5/16/22                                 142               145
   02-53, B 5.552%, 5/16/26                                 38                39
   06-9, A 4.201%, 8/16/26                                 380               390
   04-78, C 4.658%, 4/16/29                                250               263
   07-75, A 4.747%, 4/16/29                                449               466

                    VIRTUS INTERMEDIATE GOVERNMENT BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------

AGENCY--(CONTINUED)
   03-88, CA 4.746%, 1/16/30                   $           375   $           395
   06-63, A 4.255%, 2/16/32                                369               383
   03-48, C 4.891%, 7/16/34                              1,000             1,051
   08-78, C 4.420%, 1/16/37                                620               647
   05-79, B 4.646%, 8/16/39                                285               300
                                                                 ---------------
                                                                          11,880
                                                                 ---------------
NON-AGENCY--0.1%
Structured Asset Securities Corp.
   (Interest Only) 98-RF3, A 144A 6.100%,
   6/15/28 (4)(6)                                          397                28
                                                                 ---------------
TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $11,646)                                                 11,908
                                                                 ---------------
ASSET-BACKED SECURITIES--0.7%
AEP Texas Central Transition Funding LLC
   06-A, A5 5.306%, 7/1/20                                 250               270
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $250)                                                       270
                                                                 ---------------
TOTAL LONG TERM INVESTMENTS--97.3%
(IDENTIFIED COST $36,159)                                                 37,345
                                                                 ---------------

                                                    SHARES            VALUE
                                               ---------------   ---------------
SHORT-TERM INVESTMENTS--1.6%
MONEY MARKET MUTUAL FUNDS--1.6%
AIM Short-Term Investment Treasury
   Portfolio (The) - Institutional Shares
   (seven-day effective yield 0.060%)                  606,767               607
BlackRock Liquidity Funds FedFund
   Portfolio - Institutional Shares
   (seven-day effective yield 0.117%)                   13,278                13
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
   (IDENTIFIED COST $620)                                                    620
                                                                 ---------------
TOTAL INVESTMENTS--98.9%
   (IDENTIFIED COST $36,779)                                              37,965(1)
Other Assets and Liabilities--1.1%                                           420
                                                                 ---------------
NET ASSETS--100.0%                                               $        38,385
                                                                 ===============

Refer to Footnote Legend

ABBREVIATIONS:

FDIC Federal Deposit Insurance Corporation
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corporation ("Freddie Mac").
FNMA Federal National Mortgage Association ("Fannie Mae").
GNMA Government National Mortgage Association ("Ginnie Mae")
REMIC Real Estate Mortgage Investment Conduit

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2009. (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                                   LEVEL 2       LEVEL 3
                                TOTAL VALUE AT                   SIGNIFICANT   SIGNIFICANT
                                SEPTEMBER 30,       LEVEL 1       OBSERVABLE   UNOBSERVABLE
                                    2009         QUOTED PRICES      INPUTS        INPUTS
                                --------------   -------------   -----------   ------------
Debt Securities:
   Asset-Backed Securities          $   270           $ --         $   270         $ --
   Mortgage-Backed Securities        11,908             --          11,880           28
   Municipal Securities                 213             --              --          213
   U.S. Government Securities        24,954             --          24,954           --
Equity Securities:
   Short-Term Investments               620            620              --           --
Total Investments                   $37,965           $620         $37,104         $241


  1 | THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value:

($ reported in thousands)

                                            Mortgage-
                                              Backed      Municipal
INVESTMENTS IN SECURITIES          TOTAL    Securities   Securities
-------------------------          -----    ----------   ----------
BALANCE AS OF DECEMBER 31, 2008:    $ 28      $28           $ --
Accrued Discount/(Premium)            --       --             --
Realized Gain (Loss)                  --       --             --
Change in Unrealized
Appreciation (Depreciation)           --(2)    --(2)          --
Net Purchases/(Sales)                 --       --             --
Transfers In and/or Out of Level
   3(1)                              213       --            213
                                    ----      ---           ----
BALANCE AS OF SEPTEMBER 30, 2009    $241      $28           $213
                                    ====      ===           ====

(1) "Transfers in and/or out" represent the ending value as of September 30, 2009, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(2)  Amount is less than $500.

Certain level 3 security valuations have been determined based on availability of only a single broker source, which may or may not be a principal market maker.

Other level 3 securities are without an active market or market participants and therefore are internally fair valued. These internally fair valued securities derive their valuation based on the review of inputs such as, but not limited to, similar securities, liquidity factors, capital structure, and credit analysis.

                    VIRTUS INTERMEDIATE TAX-EXEMPT BOND FUND
                            SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
MUNICIPAL BONDS(11)--97.8%
ALABAMA--14.4%
Jefferson County Limited Obligation
   Series A, 5.250%, 1/1/17                    $         6,000   $         5,099
   Series A, 5.500%, 1/1/21                              2,415             2,052
Marshall County Health Care Authority
   Series A, 6.250%, 1/1/22                                770               795
State Drinking Water Finance Authority
   Series A-02, (AMBAC Insured) 5.000%,
   8/15/14                                               2,875             3,014
                                                                 ---------------
                                                                          10,960
                                                                 ---------------
ARIZONA--4.7%
Salt Verde Financial Corp. Series 07,
   5.250%, 12/1/20                                       2,400             2,463
State School Facilities Board Certificates
   of Participation Series 08, 5.250%,
   9/1/23                                                1,000             1,084
                                                                 ---------------
                                                                           3,547
                                                                 ---------------
CALIFORNIA--6.1%
City of Lodi Wastewater System
   Certificates of Participation Series A,
   (NATL-RE Insured) 5.500%, 10/1/18                     1,535             1,750
Health Facility Authority, Catholic Health
   System Series K, 5.125%, 7/1/22                       1,705             1,765
M-S-R Energy Authority Series 09-B,
   6.500%, 11/1/39                                       1,000             1,141
                                                                 ---------------
                                                                           4,656
                                                                 ---------------
COLORADO--6.7%
Gunnison Watershed School District No. 1-J
   Series 09, 5.250%, 12/1/22                              500               582
Public Authority For Colorado Energy,
   Natural Gas Purchase Series 08, 6.125%,
   11/15/23                                              1,400             1,505
University of Colorado Series A, 5.625%,
   6/1/22                                                2,500             2,993
                                                                 ---------------
                                                                           5,080
                                                                 ---------------
DISTRICT OF COLUMBIA--0.7%
Metropolitan Washington Airport Authority,
   Dulles Airport Metrorail Series Lien
   A-09, 5.125%, 10/1/32                                   500               537
                                                                 ---------------
FLORIDA--1.4%
Miami Dade County Educational Facilities
   Authority, University of Miami Series
   A, 5.250%, 4/1/18                                     1,000             1,092
                                                                 ---------------

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
GEORGIA--0.8%
Main Street Natural Gas, Inc. Series A,
   5.000%, 9/15/11                             $           600   $           616
                                                                 ---------------
ILLINOIS--6.6%
Development Finance Authority DePaul
   University Series C, 5.625%, 10/1/20                  1,000             1,098
Educational Facilities Authority
   University of Chicago Series A, 5.250%,
   7/1/22                                                3,000             3,217
State Finance Authority, KishHealth System
   Obligated Group, Series 08, 4.750%,
   10/1/18                                                 650               662
                                                                 ---------------
                                                                           4,977
                                                                 ---------------
INDIANA--3.5%
Indiana University
   (AMBAC Insured) 5.250%, 11/15/17                      1,055             1,181
   Series A, 5.250%, 6/1/23                              1,320             1,497
                                                                 ---------------
                                                                           2,678
                                                                 ---------------
MARYLAND--4.7%
City of Baltimore, Convention Center
   Series 06-A, (XLCA Insured) 5.250%,
   9/1/23                                                2,500             2,416
State Health and Higher Educational
   Facilities Authority, Anne Arundel
   Health System Series A, 6.750%, 7/1/29                1,000             1,188
                                                                 ---------------
                                                                           3,604
                                                                 ---------------
MASSACHUSETTS--1.2%
Commonwealth of Massachusetts Series C,
   (FSA Insured) 5.250%, 8/1/23                            800               916
                                                                 ---------------
MICHIGAN--5.7%
City of Detroit Sewer Disposal Series Lien
   B, (FSA Insured) 7.500%, 7/1/33                       2,500             3,214
State of Michigan Highway Improvements
   (FSA Insured) 5.250%, 9/15/19                         1,000             1,094
                                                                 ---------------
                                                                           4,308
                                                                 ---------------
MISSOURI--1.5%
State Health & Educational Facilities
   Authority, University of Washington
   0.330%, 9/1/30 (3)                                    1,100             1,100
                                                                 ---------------
NEBRASKA--1.5%
University of Nebraska Lincoln College
   Series A, 5.000%, 7/1/22                              1,000             1,148
                                                                 ---------------

                    VIRTUS INTERMEDIATE TAX-EXEMPT BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
NEW HAMPSHIRE--0.5%
State Health & Educational Facilities
   Authority, Concord Hospital (FSA
   Insured) 5.500%, 10/1/21                    $           365   $           374
                                                                 ---------------
NEW JERSEY--3.9%
State Economic Development Authority
   Series O, 5.250%, 3/1/21                              2,700             2,977
                                                                 ---------------
NEW YORK--9.8%
City of New York Series C, 0.280%, 10/1/23(3)            2,400             2,400
City of New York, Industrial Development
   Agency, Queens Baseball Stadium Project
   (AMBAC Insured) 5.000%, 1/1/20                          900               928
   (Assured Guaranty Insured) 6.125%,
   1/1/29                                                  500               570
City of New York, Municipal Water Finance
   Authority, Water & Sewer Series A-09,
   5.500%, 6/15/21                                         500               597
   5.500%, 6/15/22                                         500               591
   5.625%, 6/15/24                                       1,050             1,250
   5.750%, 6/15/40                                       1,000             1,141
                                                                 ---------------
                                                                           7,477
                                                                 ---------------
OHIO--6.1%
Franklin County, American Chemical Society
   Project Development 5.500%, 10/1/12                   4,600             4,654
                                                                 ---------------
PENNSYLVANIA--4.4%
State  Turnpike Commission Authority,
   Sub-Series B, (FSA Insured)
   5.250%, 6/1/24                                        1,000             1,129
   5.750%, 6/1/39                                        2,000             2,236
                                                                 ---------------
                                                                           3,365
                                                                 ---------------
PUERTO RICO--5.6%
Puerto Rico Sales Tax Financing Corp.
   First Sub-Series B 6.125%, 8/1/29                     4,000             4,267
                                                                 ---------------
TEXAS--3.3%
State Municipal Gas Acquisition & Supply
   Corp. II 0.950%, 9/15/27(3)                           3,000             2,468
                                                                 ---------------
WISCONSIN--4.7%
State of Wisconsin Series A, 6.000%,
   5/1/33                                                3,000             3,531
                                                                 ---------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $72,117)                                                 74,332
                                                                 ---------------
TOTAL LONG TERM INVESTMENTS--97.8%
(IDENTIFIED COST $72,117)                                                 74,332
                                                                 ---------------

                                                    SHARES            VALUE
                                               ---------------   ---------------
SHORT-TERM INVESTMENTS--1.4%
MONEY MARKET MUTUAL FUNDS--1.4%
AIM Tax-Free Cash Reserve Portfolio (The)-
   Institutional Shares (seven-day
   effective yield 0.200%)                             278,284   $           278
Goldman Sachs Financial Square Funds -
   Tax-Free Money Market Fund -
   Institutional Shares (seven-day
   effective yield 0.270%)                             772,228               772
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,050)                                                   1,050
                                                                 ---------------
TOTAL INVESTMENTS--99.2%
(IDENTIFIED COST $73,167)                                                 75,382(1)
Other assets and liabilities, net--0.8%                                      581
                                                                 ---------------
NET ASSETS--100.0%                                               $        75,963
                                                                 ===============

Refer to Footnote Legend

ABBREVIATIONS:

AMBAC  American Municipal Bond Assurance Corporation.
FSA    Financial Security Assurance, Inc.
NATL   National Public Finance Guarantee Corp.
XLCA   XL Capital Assurance

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2009. (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                               LEVEL 2
                            TOTAL VALUE AT                   SIGNIFICANT
                             SEPTEMBER 30,      LEVEL 1      OBSERVABLE
                                 2009        QUOTED PRICES      INPUTS
                            --------------   -------------   -----------
Debt Securities:
   Municipal Securities         $74,332         $   --         $74,332
Equity Securities:
   Short-Term Investments         1,050          1,050              --
Total Investments               $75,382         $1,050         $74,332

There are no Level 3 (significant unobservable inputs) priced securities.


  1 | THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                      VIRTUS SHORT/INTERMEDIATE BOND FUND
                            SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
U.S. GOVERNMENT SECURITIES--14.8%
U.S. Treasury Bond
   7.500%, 11/15/16                            $         4,133   $         5,328
   9.000%, 11/15/18                                      1,525             2,209
U.S. Treasury Note 4.000%, 2/15/15                       5,895             6,352
                                                                 ---------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $13,740)                                                 13,889
                                                                 ---------------
MUNICIPAL BONDS--1.7%
LOUISIANA--1.7%
Public Facilities Authority, System
   Restoration Projects Taxable Series
   08-ELL, A1 4.500%, 2/1/14                             1,615             1,656
                                                                 ---------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $1,615)                                                   1,656
                                                                 ---------------
MORTGAGE-BACKED SECURITIES--20.2%
AGENCY--3.9%
FNMA
   6.000%, 5/1/16                                          273               293
   10.500%, 12/1/16                                          1                 1
   5.000%, 5/1/18                                          348               371
   9.000%, 7/1/25                                           37                42
   9.000%, 10/1/25                                           1                 2
FNMA REMIC
   97-70, PE 0.000%, 4/25/22                               224               193
   (Interest Only) 97-20 1.840%, 3/25/27(5)              1,385                32
GNMA
   7.000%, 6/15/23                                          32                35
   7.000%, 7/15/23                                           4                 4
   7.000%, 9/15/23                                           7                 8
   7.000%, 9/15/23                                          34                38
   7.000%, 1/15/24                                          29                32
   7.000%, 5/15/24                                          15                17
   7.000%, 9/15/24                                          30                33
   7.000%, 7/15/25                                          12                13
   7.000%, 7/15/25                                          17                19
   7.000%, 7/15/25                                          24                27
GNMA Structured Securities
   04-67, A 3.648%, 9/16/17                                480               482
   04-108, C 5.039%, 12/16/32(3)                         1,905             1,987
                                                                 ---------------
                                                                           3,629
                                                                 ---------------

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
NON-AGENCY--16.3%
Adjustable Rate Mortgage Trust 05-11, 2A42
   5.303%, 2/25/36 (3)                         $         4,455   $         2,032
Bear Stearns Commercial Mortgage
   Securities, Inc.
   06-PW14, AAB 5.171%, 12/11/38                           955               920
   07-PW15, A2 5.205%, 2/11/44                           1,450             1,458
Countrywide Alternative Loan Trust
   04-22CB, 1A1 6.000%, 10/25/34                         1,589             1,391
DLJ Mortgage Acceptance Corp. 96-I,
   (Principal Only) 144A 0.000%, 9/18/11
   (4)(5)                                                    8                 8
First Horizon Alternative Mortgage
   Security 05-FA8, 1A18 5.500%, 11/25/35                1,140               941
GMAC Mortgage Corp. Loan Trust 05-AR3, 3A3
   4.864%, 6/19/35 (3)                                     770               668
GSR Mortgage Loan Trust 04 -10F, 1A1
   4.500%, 8/25/19                                         582               579
Lehman Brothers-UBS Commercial Mortgage
   Trust
   01-C2, A1 6.270%, 6/15/20                                66                67
   05-C5, A3 4.964%, 9/15/30                               797               766
Morgan Stanley Capital I 06-T23, A2
   5.741%, 8/12/41 (3)                                   1,770             1,790
Morgan Stanley Mortgage Loan Trust 06-7,
   5A2 5.962%, 6/25/36 (3)                               1,800             1,065
Residential Funding Mortgage Securities
   II, Inc. 01-HS2, A5 7.420%, 4/25/31 (3)                 330               321
Structured Asset Securities Corp.
   03-34A, 6A 5.050%, 11/25/33(3)                        1,404             1,309
   05-2XS, 2A2 5.150%, 2/25/35(3)                          845               431
Structured Asset Securities Corp.
   (Interest Only) 98-RF3, A 144A 6.100%,
   6/15/28 (4)(5)                                        1,000                70
Washington Mutual Alternative Mortgage
   Pass-Through Certificates 05-6, 2A7
   5.500%, 8/25/35                                       1,851             1,501
                                                                 ---------------
                                                                          15,317
                                                                 ---------------
TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $23,561)                                                 18,946
                                                                 ---------------
ASSET-BACKED SECURITIES--7.6%
Avis Budget Rental Car Funding AESOP LLC
   09-2A, A 144A 5.680%, 2/20/14 (4)                       600               600
Capital Auto Receivables Asset Trust 07-3,
   A4 5.210%, 3/17/14                                    1,870             1,966

                      VIRTUS SHORT/INTERMEDIATE BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
Capital One Multi-Asset Execution Trust
   03-B5, B5 4.790%, 8/15/13                   $         2,480   $         2,535
Citibank Credit Card Issuance Trust 07-B2,
   B2 5.000%, 4/2/12                                     1,770             1,794
E*Trade RV & Marine Trust 04-1, A3 3.620%,
   10/8/18                                                  43                43
USAA Auto Owner Trust 07-2, A3 4.900%,
   2/15/12                                                 238               242
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $7,001)                                                   7,180
                                                                 ---------------
CORPORATE BONDS--49.3%
CONSUMER DISCRETIONARY--4.0%
DaimlerChrysler North America LLC 5.875%,
   3/15/11                                                 525               545
Disney Walt Co. (The) 5.625%, 9/15/16                      935             1,031
Time Warner Cos., Inc. 7.250%, 10/15/17                  1,955             2,204
                                                                 ---------------
                                                                           3,780
                                                                 ---------------
CONSUMER STAPLES--3.1%
Heinz (H.J.) Co. 5.350%, 7/15/13                         1,220             1,310
Kellogg Co. Series B 6.600%, 4/1/11                      1,500             1,608
                                                                 ---------------
                                                                           2,918
                                                                 ---------------
ENERGY--6.0%
Conoco Funding Co. 6.350%, 10/15/11                      2,305             2,526
DCP Midstream LLC 7.875%, 8/16/10                        1,380             1,447
Devon Financing Corp. 6.875%, 9/30/11                    1,550             1,686
                                                                 ---------------
                                                                           5,659
                                                                 ---------------
FINANCIALS--19.1%
AvalonBay Communities, Inc. 5.750%, 9/15/16                425               440
Bank of America Corp. 6.250%, 4/15/12                    1,065             1,130
Boeing Capital Corp. 6.500%, 2/15/12                     1,270             1,399
Capital One Financial Corp. 6.150%, 9/1/16                 980               962
Caterpillar Financial Service Corp.
   5.125%, 10/12/11                                      1,000             1,051
General Electric Capital Corp. 4.875%,
   3/4/15                                                  230               237
HSBC Finance Corp.
   6.375%, 10/15/11                                      1,850             1,962
   4.750%, 7/15/13                                         465               473
IBM International Group Capital LLC
   5.050%, 10/22/12                                        800               871
International Lease Finance Corp. 5.625%,
   9/20/13                                               1,480             1,128
John Deere Capital Corp. 5.100%, 1/15/13                   750               812

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
FINANCIALS--(CONTINUED)
JPMorgan Chase & Co. 5.125%, 9/15/14           $           920   $           958
Lehman Brothers Holdings, Inc.
   4.250%, 1/27/10(5)(8)                                 1,465               256
   6.200%, 9/26/14(5)(8)                                   370                65
Merrill Lynch & Co., Inc. 6.150%, 4/25/13                1,250             1,323
National City Bank 4.625%, 5/1/13                        1,345             1,336
Simon Property Group LP 5.750%, 5/1/12                     445               465
Union Planters Corp. 7.750%, 3/1/11                      1,400             1,375
Wachovia Corp. 5.300%, 10/15/11                          1,000             1,059
Wells Fargo & Co. 5.300%, 8/26/11                          600               634
                                                                 ---------------
                                                                          17,936
                                                                 ---------------
HEALTH CARE--2.9%
Schering-Plough Corp. 5.550%, 12/1/13                    1,135             1,242
Wellpoint, Inc. 5.875%, 6/15/17                          1,400             1,478
                                                                 ---------------
                                                                           2,720
                                                                 ---------------
INDUSTRIALS--3.4%
Burlington Northern Santa Fe Corp. 6.750%,
   7/15/11                                                 690               751
CSX Corp. 6.750%, 3/15/11                                1,780             1,905
Honeywell International, Inc. 5.625%,
   8/1/12                                                  500               548
                                                                 ---------------
                                                                           3,204
                                                                 ---------------
INFORMATION TECHNOLOGY--1.2%
Cisco Systems, Inc. 5.250%, 2/22/11                      1,050             1,107
                                                                 ---------------
MATERIALS--1.7%
CRH America, Inc. 5.625%, 9/30/11                        1,520             1,579
                                                                 ---------------
TELECOMMUNICATION SERVICES--3.4%
AT&T, Inc. 5.625%, 6/15/16                                 710               764
Rogers Communications, Inc. 7.250%,
   12/15/12                                              1,000             1,130
Verizon Global Funding Corp. 7.250%,
   12/1/10                                               1,250             1,330
                                                                 ---------------
                                                                           3,224
                                                                 ---------------
UTILITIES--4.5%
Consolidated Edison Company of New York,
   Inc. 06-C 5.500%, 9/15/16                             1,165             1,251
Pacific Gas & Electric Co. 4.200%, 3/1/11                1,200             1,242
Southern Co. Series A 5.300%, 1/15/12                    1,575             1,691
                                                                 ---------------
                                                                           4,184
                                                                 ---------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $45,633)                                                 46,311
                                                                 ---------------
TOTAL LONG TERM INVESTMENTS--93.6%
(IDENTIFIED COST $91,550)                                                 87,982
                                                                 ---------------

                      VIRTUS SHORT/INTERMEDIATE BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
SHORT-TERM INVESTMENTS--6.0%
MONEY MARKET MUTUAL FUNDS--6.0%
AIM Short Term Investment - Liquid Assets
   Portfolio (The) - Institutional Shares
   (seven-day effective yield 0.280%)                4,294,059   $         4,294
BlackRock Liquidity Funds TempFund
   Portfolio - Institutional Shares
   (seven-day effective yield 0.215%)                1,299,692             1,300
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $5,594)                                                   5,594
                                                                 ---------------
TOTAL INVESTMENTS--99.6%
(IDENTIFIED COST $97,144)                                                 93,576(1)
Other Assets and Liabilities--0.4%                                           343
                                                                 ---------------
NET ASSETS--100.0%                                               $        93,919
                                                                 ===============

Refer to Footnote Legend

ABBREVIATIONS:

FNMA   Federal National Mortgage Association ("Fannie Mae").
GNMA   Government National Mortgage Association ("Ginnie Mae")
REMIC  Real Estate Mortgage Investment Conduit

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2009. (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                                   LEVEL 2        LEVEL 3
                                TOTAL VALUE AT                   SIGNIFICANT    SIGNIFICANT
                                 SEPTEMBER 30,      LEVEL 1       OBSERVABLE   UNOBSERVABLE
                                     2009        QUOTED PRICES      INPUTS         INPUTS
                                --------------   -------------   -----------   ------------
Debt Securities:
   Asset-Backed Securities          $ 7,180          $   --        $ 6,580        $  600
   Corporate Debt                    46,311              --         46,311            --
   Mortgage-Backed Securities        18,946              --         18,876            70
   Municipal Securities               1,656              --             --         1,656
   U.S. Government Securities        13,889              --         13,889            --
Equity Securities:
   Short-Term Investments             5,594           5,594             --            --
Total Investments                   $93,576          $5,594        $85,656        $2,326


  1 | THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value:

($ reported in thousands)

                                                                Asset-      Mortgage-
                                                                Backed       Backed      Municipal
INVESTMENTS IN SECURITIES                           TOTAL     Securities   Securities   Securities
                                                   ------     ----------   ----------   ----------
BALANCE AS OF DECEMBER 31, 2008:                   $   80     $    --        $80          $   --
Accrued Discount/(Premium)                             --(2)       --         --(2)           --
Realized Gain (Loss)                                   --          --         --              --
Change in Unrealized Appreciation (Depreciation)        1          --          1              --
Net Purchases/(Sales)                                  (3)         --         (3)             --
Transfers In and/or Out of Level 3 (1)              2,248         600         (8)          1,656
                                                   ------        ----        ---          ------
BALANCE AS OF SEPTEMBER 30, 2009                   $2,326        $600        $70          $1,656
                                                   ======        ====        ===          ======

(1) "Transfers in and/or out" represent the ending value as of September 30, 2009, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(2)  Amount is less than $500.

Certain level 3 security valuations have been determined based on availability of only a single broker source, which may or may not be a principal market maker.

Other level 3 securities are without an active market or market participants and therefore are internally fair valued. These internally fair valued securities derive their valuation based on the review of inputs such as, but not limited to, similar securities, liquidity factors, capital structure, and credit analysis.

                          VIRTUS TAX-EXEMPT BOND FUND
                            SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
MUNICIPAL BONDS(11)--96.1%
ALABAMA--4.3%
City of Birmingham Series A, 5.500%,
   8/1/25                                      $         1,000   $         1,021
Jefferson County Limited Obligation Series
   A, 5.250%, 1/1/17                                     3,000             2,549
                                                                 ---------------
                                                                           3,570
                                                                 ---------------
ARIZONA--1.0%
Health Facilities Authority Phoenix
   Children's Hospital Series B, 1.250%,
   2/1/42 (3)(10)                                        1,000               847
                                                                 ---------------
ARKANSAS--0.0%
Lonoke County Residential Housing
   Facilities Board Series A-2, (FNMA
   Collateralized) 7.900%, 4/1/11                            4                 4
Stuttgart Public Facilities Board Series
   A-2, (FNMA Collateralized) 7.900%,
   9/1/11                                                    1                 1
                                                                 ---------------
                                                                               5
                                                                 ---------------
CALIFORNIA--6.0%
California Educational Facilities
   Authority, University of Southern
   California  Series A, 5.250%, 10/1/38                 2,000             2,192
M-S-R Energy Authority Series C, 6.500%,
   11/1/39                                               1,655             1,889
South Gate Utility Authority (NATL-RE,
   FGIC Insured) 0.000%, 10/1/19                         1,385               946
                                                                 ---------------
                                                                           5,027
                                                                 ---------------
COLORADO--5.0%
Denver City & County School District No.1
   Series A, 5.500%, 12/1/26                             1,335             1,558
Public Authority For Energy 6.250%,
   11/15/28                                                650               703
State Health Facilities Authority,
   Catholic Health Initiatives Series D,
   6.250%, 10/1/33                                         550               619
State Public Highway Authority E-470
   Series B, (NATL-RE Insured) 0.000%,
   9/1/29                                                  665               189
University of Colorado Enterprise System
   Series A, 5.375%, 6/1/38                              1,000             1,105
                                                                 ---------------
                                                                           4,174
                                                                 ---------------
DISTRICT OF COLUMBIA--4.0%
Metropolitan Washington Airports
   Authority, Dulles Airport Metrorail

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
DISTRICT OF COLUMBIA--(CONTINUED)
   Series Lien - B-09, (Assured
   Guaranteed) 0.000%, 10/1/36                 $         2,000   $           401
   Series Lien - C-09, (Assured
   Guaranteed) 0.000%, 10/1/41                           4,000             2,913
                                                                 ---------------
                                                                           3,314
                                                                 ---------------
FLORIDA--1.4%
Brevard County Health Facilities
   Authority, Health First, Inc. Project
   7.000%, 4/1/39                                        1,050             1,160
                                                                 ---------------
GEORGIA--5.0%
Athens-Clarke County Unified Government
   Water and Sewer Authority 5.625%, 1/1/28              1,500             1,729
Chatham County Hospital Authority,
   Memorial Medical Health Center Series
   A, 6.125%, 1/1/24                                     1,280             1,290
Private Colleges & Universities Authority
   5.000%, 9/1/28                                        1,000             1,120
                                                                 ---------------
                                                                           4,139
                                                                 ---------------
ILLINOIS--3.6%
State Finance Authority, Art Institute of
   Chicago, Series A, 6.000%, 3/1/38                       700               779
State Finance Authority, Rush University
   Medical Center, Series A, 7.250%,
   11/1/38                                               1,000             1,152
State Finance Authority, University of
   Chicago, Series A, 5.000%, 7/1/26                     1,000             1,066
                                                                 ---------------
                                                                           2,997
                                                                 ---------------
IOWA--1.2%
Finance Authority Health Facilities, Iowa
   Health System Series A-05, (Assured
   Guaranteed) 5.250%, 2/15/29                           1,000             1,037
                                                                 ---------------
MARYLAND--3.8%
City of Baltimore, Convention Center
   Series A, (XLCA Insured) 5.250%, 9/1/22               2,000             1,954
State Health and Higher Educational
   Facilities Authority, Anne Arundel
   Health System Series A, 6.750%, 7/1/29                1,000             1,188
                                                                 ---------------
                                                                           3,142
                                                                 ---------------
MASSACHUSETTS--5.4%
Commonwealth of Massachusetts Series B,
   5.000%, 7/1/36                                        2,000             2,174

                          VIRTUS TAX-EXEMPT BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
MASSACHUSETTS--(CONTINUED)
State Health & Educational Facilities
   Authority, Harvard University Series A,
   5.500%, 11/15/36                            $         2,000   $         2,291
                                                                 ---------------
                                                                           4,465
                                                                 ---------------
MICHIGAN--6.5%
City of Detroit Sewer Disposal Series B,
   (FSA Insured) 7.500%, 7/1/33                          2,000             2,571
State Hospital Finance Authority McLaren
   Health Care 5.625%, 5/15/28                             400               409
State Strategic Fund Series A, (Assured
   Guaranteed) 5.250%, 10/15/23                          2,150             2,385
                                                                 ---------------
                                                                           5,365
                                                                 ---------------
MISSOURI--3.2%
St. Louis Metropolitan District Sewer &
   Wastewater System Series A, 5.750%,
   5/1/38                                                2,000             2,313
State Health & Educational Facilities
   Authority Washington University Series
   A, 5.375%, 3/15/39                                      300               334
                                                                 ---------------
                                                                           2,647
                                                                 ---------------
NEBRASKA--2.6%
University of Nebraska Lincoln Student
   Fees and Facilities Series A, 5.250%,
   7/1/34                                                2,000             2,187
                                                                 ---------------
NEW HAMPSHIRE--0.9%
State Health & Education Facilities
   Authority, Exeter Project 6.000%,
   10/1/24                                                 750               773
                                                                 ---------------
NEW YORK--15.3%
City of New York Series E-1, 6.250%,
   10/15/28                                              1,000             1,205
City of New York, Industrial Development
   Agency, Queens Baseball Stadium Project
   (AMBAC Insured) 5.000%, 1/1/31                          450               437
   (Assured Guaranteed) 6.375%, 1/1/39                   1,000             1,127
City of New York, Municipal Water Finance
   Authority, Water & Sewer Series A-09,
   5.750%, 6/15/40                                       5,590             6,377
Metropolitan Transportation Authority
   Series C-08, 6.250%, 11/15/23                         3,000             3,564
                                                                 ---------------
                                                                          12,710
                                                                 ---------------

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
OHIO--1.3%
State Higher Educational Facility
   Commission University Hospital Health
   System Series A-09, 6.750%, 1/15/39         $         1,000   $         1,059
                                                                 ---------------
PENNSYLVANIA--4.1%
Chester County Health & Education
   Facilities Authority, Chester County
   Hospital Series A, 6.750%, 7/1/31                     1,000               985
State  Turnpike Commission Authority Sub -
   Series B,
   5.250%, 6/1/39                                        1,250             1,348
   5.750%, 6/1/39                                        1,000             1,118
                                                                 ---------------
                                                                           3,451
                                                                 ---------------

PUERTO RICO--6.9%
Commonwealth of Puerto Rico Series A,
   5.250%, 7/1/22                                        1,500             1,529
Puerto Rico Sales Tax Financing Corp.
   First Sub-Series A,
   5.250%, 8/1/27                                          750               804
   6.000%, 8/1/42                                        1,000             1,099
   6.500%, 8/1/44                                        2,000             2,267
                                                                 ---------------
                                                                           5,699
                                                                 ---------------
TEXAS--9.6%
Dallas Independent School District (PSF
   Guaranteed) 5.250%, 2/15/30                           1,850             2,042
Forney Independent School District Series
   A, (PSF Guaranteed)
   5.750%, 8/15/33                                         750               850
   6.000%, 8/15/37                                       2,000             2,283
Harris County Health Facilities
   Development Corp., Memorial Hermann
   Healthcare System Series B, 7.250%,
   12/1/35                                               2,450             2,795
                                                                 ---------------
                                                                           7,970
                                                                 ---------------
WISCONSIN--5.0%
State Health & Educational Facilities
   Authority, Howard Young (Radian
   Insured) 5.000%, 8/15/18                              2,150             2,114
State of Wisconsin Series A, 6.000%,
   5/1/33                                                1,750             2,059
                                                                 ---------------
                                                                           4,173
                                                                 ---------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $72,581)                                                 79,911
                                                                 ---------------
TOTAL LONG TERM INVESTMENTS--96.1%
(IDENTIFIED COST $72,581)                                                 79,911
                                                                 ---------------

                          VIRTUS TAX-EXEMPT BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
SHORT-TERM INVESTMENTS--2.5%
MONEY MARKET MUTUAL FUNDS--2.5%
AIM Tax-Free Cash Reserve Portfolio (The)
   - Institutional Shares (seven-day
   effective yield 0.200%)                              63,017   $            63
Goldman Sachs Financial Square Funds -
   Tax-Free Money Market Fund -
   Institutional Shares (seven-day
   effective yield 0.270%)                           2,049,579             2,050
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,113)                                                   2,113
                                                                 ---------------
TOTAL INVESTMENTS--98.6%
(IDENTIFIED COST $74,694)                                                 82,024(1)
Other assets and liabilities, net--1.4%                                    1,141
                                                                 ---------------
NET ASSETS--100.0%                                               $        83,165
                                                                 ===============

Refer to Footnote Legend

ABBREVIATIONS:

AMBAC     American Municipal Bond Assurance Corporation.
FGIC      Financial Guaranty Insurance Company
FNMA      Federal National Mortgage Association ("Fannie Mae").
FSA       Financial Security Assurance, Inc.
NATL      National Public Finance Guarantee Corp.
PSF       Permanent School Fund
Radian    Radian Asset Assurance, Inc.
XLCA      XL Capital Assurance

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2009. (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                         LEVEL 2
                            TOTAL VALUE AT   LEVEL 1   SIGNIFICANT
                             SEPTEMBER 30,   QUOTED    OBSERVABLE
                                 2009        PRICES      INPUTS
                            --------------   -------   -----------
Debt Securities:
   Municipal Securities         $79,911       $   --     $79,911
Equity Securities:
   Short-Term Investments         2,113        2,113          --
Total Investments               $82,024       $2,113     $79,911

There are no Level 3 (significant unobservable inputs) priced securities.


  1 | THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                   VIRTUS INSIGHT GOVERNMENT MONEY MARKET FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
U.S. GOVERNMENT SECURITIES--3.8%
U.S. Treasury Bills(9)
   0.385%, 6/10/10                             $        10,000   $         9,973
   0.312%, 6/17/10                                      12,000            11,973
                                                                 ---------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $21,946)                                                 21,946
                                                                 ---------------
FEDERAL AGENCY SECURITIES--13.9%
FHLB
   0.500%, 11/20/09                                     20,000            19,999
   0.750%, 6/25/10                                      20,000            20,000
   0.725%, 7/13/10                                      20,000            20,000
   0.650%, 7/28/10                                      20,000            20,000
                                                                 ---------------
TOTAL FEDERAL AGENCY SECURITIES
(IDENTIFIED COST $79,999)                                                 79,999
                                                                 ---------------
FEDERAL AGENCY SECURITIES--VARIABLE(3)(17)--54.6%
FFCB
   0.160%, 10/1/09                                      20,000            20,000
   0.651%, 10/1/09                                      20,000            20,079
   0.353%, 10/5/09                                      20,000            20,007
   0.486%, 10/22/09                                     25,000            25,019
   0.346%, 10/26/09                                     20,000            20,000
   1.100%, 11/20/09                                     20,000            20,000
FHLB
   0.323%, 10/23/09                                     20,000            20,000
   0.354%, 10/26/09                                     25,000            25,000
FHLMC
   0.560%, 10/1/09                                      25,000            25,000
   0.153%, 10/5/09                                      20,000            20,004
   0.410%, 10/12/09                                     25,000            25,000
   0.136%, 10/16/09                                     25,000            24,999
FNMA 0.620%, 10/1/09                                    20,000            20,013
Overseas Private Investment Corp.
   0.220%, 10/7/09                                      18,735            18,735
   0.220%, 10/7/09                                      10,000            10,000
                                                                 ---------------
TOTAL FEDERAL AGENCY SECURITIES - VARIABLE
(IDENTIFIED COST $313,856)                                               313,856
                                                                 ---------------

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
REPURCHASE AGREEMENTS--22.8%
Bank of America Corp. 0.040% dated 9/30/09
   due 10/1/09, repurchase price $25,000
   collateralized by FHLMC 4.500%, 10/1/39
   market value $25,500                        $        25,000   $        25,000
Goldman Sachs Group 0.050% dated 9/30/09 due
   10/1/09, repurchase price $106,385
   collateralized by U.S.Treasury Bond
   4.50%, 8/15/39 market value $108,513                106,385           106,385
                                                                 ---------------
TOTAL REPURCHASE AGREEMENTS
(IDENTIFIED COST $131,385)                                               131,385
                                                                 ---------------

                                                    SHARES            VALUE
                                               ---------------   ---------------
MONEY MARKET MUTUAL FUNDS--4.9%
AIM Short-Term Investment Treasury
   Portfolio (The) - Institutional Shares
   (seven-day effective yield 0.060%)               28,000,000            28,000
                                                                 ---------------
TOTAL MONEY MARKET MUTUAL FUNDS
(IDENTIFIED COST $28,000)                                                 28,000
                                                                 ---------------
TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $575,186)                                               575,186(1)
Other assets and liabilities, net--0.0%                                      265
                                                                 ---------------
NET ASSETS--100.0%                                               $       575,451
                                                                 ===============

Refer to Footnote Legend

ABBREVIATIONS:

FFCB  Federal Farm Credit Bank
FHLB  Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corporation ("Freddie Mac").
FNMA  Federal National Mortgage Association ("Fannie Mae").

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2009. (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                                             LEVEL 2
                                          TOTAL VALUE AT                   SIGNIFICANT
                                           SEPTEMBER 30,      LEVEL 1      OBSERVABLE
                                               2009        QUOTED PRICES     INPUTS
                                          --------------   -------------   -----------
Debt Securities:
   U.S. Government & Agency Obligations      $415,801         $    --        $415,801
   Repurchase Agreements                      131,385              --         131,385
Equity Securities:
   Money Market Mutual Funds                   28,000          28,000              --
Total Investments                            $575,186         $28,000        $547,186

There are no Level 3 (significant unobservable inputs) priced securities.


  1 | THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                        VIRTUS INSIGHT MONEY MARKET FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
U.S. GOVERNMENT SECURITIES(9)--5.2%
U.S. Treasury Bills
   0.411%, 6/10/10                             $        25,000   $        24,928
   0.435%, 7/1/10                                       30,000            29,901
   0.392%, 7/29/10                                      25,000            24,918
   0.460%, 7/29/10                                      25,000            24,904
   0.357%, 8/26/10                                      25,000            24,919
                                                                 ---------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $129,570)                                               129,570
                                                                 ---------------
COMMERCIAL PAPER(9)--41.6%
Amsterdam Funding Corp. 0.100%, 10/1/09                100,000           100,000
Bank of Nova Scotia 0.710%, 11/2/09                     25,000            24,984
Bryant Park Funding LLC
   0.315%, 10/21/09                                     25,000            24,996
   0.200%, 10/26/09                                     35,000            34,995
   0.200%, 10/29/09                                     35,000            34,995
Chariot Funding LLC 0.300%, 10/15/09                    14,500            14,498
ConocoPhillips Co. 0.050%, 10/1/09                      25,000            25,000
Edison Asset Securitization LLC
   0.320%, 11/3/09                                      30,000            29,991
   0.240%, 12/16/09                                     20,000            19,990
Grampian Funding LLC
   0.330%, 10/6/09                                      75,000            74,997
   0.320%, 10/7/09                                      25,000            24,999
Jupiter Securitization Corp. 0.190%,
   10/23/09                                             50,008            50,002
Old Line Funding Corp.
   0.330%, 10/15/09                                     12,848            12,846
   0.290%, 11/9/09                                      25,000            24,992
   0.230%, 12/1/09                                      25,000            24,990
Rabobank Nederland 0.410%, 1/14/10                      15,000            14,982
Regency Markets LLC 0.210%, 10/9/09                     43,442            43,440
Salisbury Receivables LLC
   0.200%, 11/6/09                                      30,000            29,994
   0.240%, 12/3/09                                      50,000            49,979
Sheffield Receivables Corp.
   0.260%, 10/22/09                                     35,000            34,995
   0.220%, 11/5/09                                      25,000            24,995
Solitaire Funding LLC
   0.250%, 10/13/09                                     12,000            11,999
   0.420%, 10/27/09                                     50,000            49,985
   0.320%, 11/24/09                                     22,000            21,989
   0.390%, 11/24/09                                     20,000            19,988

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------

Thunder Bay Funding LLC
   0.140%, 10/5/09                             $        27,943   $        27,943
   0.170%, 10/19/09                                     29,305            29,303
Versailles LLC
   0.240%, 10/1/09                                      50,000            50,000
   0.280%, 10/8/09                                      50,000            49,997
Windmill Funding Corp. 0.100%, 10/1/09                  63,000            63,000
                                                                 ---------------
TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $1,044,864)                                           1,044,864
                                                                 ---------------
FEDERAL AGENCY SECURITIES--VARIABLE(3)(17)--16.2%
FFCB 0.486%, 10/22/09                                  100,000           100,076
FHLB
   0.323%, 10/23/09                                     80,000            80,003
   0.354%, 10/26/09                                     75,000            75,000
FHLMC
   0.560%, 10/1/09                                      50,000            50,000
   0.410%, 10/12/09                                    100,000           100,000
                                                                 ---------------
TOTAL FEDERAL AGENCY SECURITIES - VARIABLE
(IDENTIFIED COST $405,079)                                               405,079
                                                                 ---------------
FEDERAL AGENCY SECURITIES--1.2%
FHLB 0.750%, 6/25/10                                    30,000            30,000
                                                                 ---------------
TOTAL FEDERAL AGENCY SECURITIES
(IDENTIFIED COST $30,000)                                                 30,000
                                                                 ---------------
MEDIUM TERM NOTES--12.9%
Bank of America N.A. 0.657%, 1/22/10(3)                 50,000            50,000
BP Capital Markets plc 0.366%, 10/9/09(3)               75,000            75,000
General Electric Capital Corp.
   0.638%, 10/5/09(3)                                   43,000            42,938
   0.580%, 10/20/09(3)                                   6,100             6,081
JPMorgan Chase & Co.
   0.785%, 10/2/09(3)                                   22,080            22,080
   0.781%, 11/19/09(3)                                  13,000            13,008
Rabobank Nederland N.V. 144A 0.440%,
   11/17/09(3)(4)
Royal Bank of Canada 144A 0.663%,                       25,000            25,000
   10/15/09(3)(4)                                        1,000             1,000
Svenska Handelsbanken AB 144A 0.445%,
   1/4/10(3)(4)                                         75,000            75,000
Wachovia Bank N.A. 1.350%, 11/16/09(3)                  14,280            14,305
                                                                 ---------------
TOTAL MEDIUM TERM NOTES
(IDENTIFIED COST $324,412)                                               324,412
                                                                 ---------------

                        VIRTUS INSIGHT MONEY MARKET FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
CERTIFICATES OF DEPOSIT--13.8%
Bank of Nova Scotia 0.380%, 1/27/10            $        50,000   $        50,000
Barclays Bank plc 1.400%, 11/4/09(3)                    75,000            75,000
Rabobank Nederland N.V. 0.479%,
   11/4/09(3)(16)                                       50,000            50,000
Royal Bank of Canada 0.897%, 10/1/09(3)                 76,500            76,500
Sumitomo Mitsui Banking Corp. 0.352%,
   11/5/09(3)(16)                                       95,000            94,990
                                                                 ---------------
TOTAL CERTIFICATES OF DEPOSIT
(IDENTIFIED COST $346,490)                                               346,490
                                                                 ---------------
MONEY MARKET MUTUAL FUNDS--9.1%
AIM Short-Term Investments Liquid Assets
   Portfolio (The) Institutional Shares
   (seven-day effective yield 0.280%)              124,520,204           124,520
Goldman Sachs Financial Square Funds -
   Money Market Fund - Institutional
   Shares (seven-day effective yield 0.130%)       104,323,707           104,324
                                                                 ---------------
TOTAL MONEY MARKET MUTUAL FUNDS
(IDENTIFIED COST $228,844)                                               228,844
                                                                 ---------------
TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $2,509,259)                                           2,509,259(1)
Other assets and liabilities, net--0.0%                                      286
                                                                 ---------------
NET ASSETS--100.0%                                               $     2,509,545
                                                                 ===============

Refer to Footnote Legend

ABBREVIATIONS:

FDIC  Federal Deposit Insurance Corporation
FHLB  Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corporation ("Freddie Mac").

                        VIRTUS INSIGHT MONEY MARKET FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2009 (UNAUDITED)

COUNTRY WEIGHTINGS as of 9/30/09 +

United States     89%
Japan              4
Sweden             3
United Kingdom     3
Netherlands        1
                 ---
Total            100

+    % of total investments as of September 30, 2009

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2009. (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                                             LEVEL 2
                                          TOTAL VALUE AT                   SIGNIFICANT
                                           SEPTEMBER 30,      LEVEL 1      OBSERVABLE
                                               2009        QUOTED PRICES     INPUTS
                                          --------------   -------------   -----------
Debt Securities:
   U.S. Government & Agency Obligations     $  564,649        $     --      $  564,649
   Corporate Debt                            1,715,766              --       1,715,766
Equity Securities:
   Money Market Mutual Funds                   228,844         228,844              --
Total Investments                           $2,509,259        $228,844      $2,280,415

There are no Level 3 (significant unobservable inputs) priced securities.


  1 | THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                   VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
COMMERCIAL PAPER - MUNICIPAL(9)--10.937%
MARYLAND--1.467%
Baltimore County 0.430%, 12/3/09               $        14,425   $        14,425
                                                                 ---------------
MASSACHUSETTS--1.526%
Massachusetts Water Resources Authority
   0.450%, 1/5/10                                        2,000             2,000
   Series 99, 0.450%, 1/5/10                            13,000            13,000
                                                                 ---------------
                                                                          15,000
                                                                 ---------------
MISSISSIPPI--1.276%
Claiborne County, Pollution Control Board
   1.800%, 10/14/09                                     12,550            12,550
                                                                 ---------------
TEXAS--1.826%
University of North Texas 0.350%, 10/5/09                2,953             2,953
University of Texas 0.400%, 1/4/10                      15,000            15,000
                                                                 ---------------
                                                                          17,953
                                                                 ---------------
WASHINGTON--2.482%
University of Washington Series A2,
   0.300%, 12/2/09                                      24,400            24,400
                                                                 ---------------
WISCONSIN--2.360%
City of Milwaukee 0.400%, 10/6/09                       13,200            13,200
State Health and Educational Facilities
   Authority 0.400%, 11/2/09                            10,000            10,000
                                                                 ---------------
                                                                          23,200
                                                                 ---------------
TOTAL COMMERCIAL PAPER - MUNICIPAL
   (IDENTIFIED COST $107,528)                                            107,528
                                                                 ---------------
VARIABLE RATE DEMAND OBLIGATIONS - MUNICIPAL(3)(16)--81.555%

ALABAMA--1.038%
Chatom Industrial Development Board
   Pollution Control Electric Cooperative,
   Inc. Series C, 2.650%, 12/1/09 (10)                   8,200             8,200
Chatom Industrial Development Board
   Pollution Control Electric Cooperative,
   Inc. (National Rural Utilities Co.
   Guaranty) 1.080%, 10/7/09                             2,005             2,005
                                                                 ---------------
                                                                          10,205
                                                                 ---------------
ALASKA--1.404%
State Housing Finance Corp. University of
   Alaska Series A, 0.220%, 10/7/09                     13,800            13,800
                                                                 ---------------

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
ARIZONA--0.804%
State Health Facilities Authority, Banner
   Health Series B, 0.250%, 10/7/09            $         7,900   $         7,900
                                                                 ---------------
COLORADO--0.599%
City of Aurora, The Children Hospital
   Series C, 0.300%, 10/1/09                             5,890             5,890
                                                                 ---------------
CONNECTICUT--1.392%
State Health & Education Facilities
   Authority, Yale University
   Series U, 0.250%, 10/7/09                             3,100             3,100
   Series V2, 0.220%, 10/1/09                           10,585            10,585
                                                                 ---------------
                                                                          13,685
                                                                 ---------------
FLORIDA--7.455%
Broward County School Board Certificate of
   Participation Series D, (FSA Insured)
   0.400%, 10/1/09                                       8,725             8,725
City of West Palm Beach, Utility System
   Series C, (Assured Guaranty Insured)
   0.360%, 10/7/09                                      10,000            10,000
JEA Electric System Series 3D-2-A, 0.240%,
   10/7/09                                              19,900            19,900
JEA Water & Sewer System Series B-1,
   0.240%, 10/7/09                                       9,670             9,670
St. Lucie County Pollution Control,
   Florida Power & Light Co. Project
   0.320%, 10/1/09                                      25,000            25,000
                                                                 ---------------
                                                                          73,295
                                                                 ---------------
GEORGIA--3.770%
Metropolitan Atlanta Rapid Transit
   Authority Series A, 0.380%, 10/7/09                  37,070            37,070
                                                                 ---------------
ILLINOIS--12.889%
Chicago O'Hare International Airport,
   General Airport Third Lien 0.360%,
   10/7/09                                              10,000            10,000
Educational Facilities Authority, Arts
   Club of Chicago 0.370%, 10/7/09                       8,000             8,000
Educational Facilities Authority, Field
   Museum of Natural History 0.340%,
   10/7/09                                              16,500            16,500
Finance Authority, Advocate Health Care
   Network Series 08 A-2, 0.750%,
   2/5/10 (10)                                          10,000            10,000
Finance Authority, Bradley University
   Series A, 0.310%, 10/1/09                            10,000            10,000
Finance Authority, Carle Foundation
   Hospital
   Series B, 0.350%, 10/1/09                             1,875             1,875

                   VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
ILLINOIS--(CONTINUED)
   Series C, 0.300%, 10/1/09                   $         1,800   $         1,800
Finance Authority, Children's Memorial
   Hospital Series D, 0.350%, 10/1/09                    8,300             8,300
Finance Authority, Lake Forest Academy
   0.410%, 10/7/09                                       5,000             5,000
Finance Authority, Lake Forest Country Day
   School 0.410%, 10/7/09                                3,250             3,250
Finance Authority, McGraw YMCA Evanston
   Project 0.600%, 10/1/09                               4,000             4,000
Finance Authority, North Park University
   0.350%, 10/7/09                                      22,600            22,600
Finance Authority, Northwest Community
   Hospital Series C, 0.300%, 10/1/09                    5,400             5,400
Finance Authority, Northwestern Healthcare
   Corp.- Evanston Series A, 0.350%,
   10/1/09                                              15,000            15,000
Health Facilities Authority, Northwestern
   Memorial Healthcare Series C, 0.300%,
   10/1/09                                               5,000             5,000
                                                                 ---------------
                                                                         126,725
                                                                 ---------------
INDIANA--3.291%
Finance Authority, Trinity Health Series
   D-2, 0.350%, 10/1/09                                 12,965            12,965
Health System Finance Authority, Sisters
   St. Francis Health Services, Inc
   Series F, 0.300%, 10/1/09                             2,640             2,640
   Series G, 0.300%, 10/1/09                             2,250             2,250
   Series J, 0.300%, 10/1/09                             4,500             4,500
State Educational Facilities Authority,
   Wabash College Project 0.480%, 10/1/09               10,000            10,000
                                                                 ---------------
                                                                          32,355
                                                                 ---------------
KENTUCKY--1.872%
Clark County, Pollution Control East
   Kentucky Power Corporation, Inc. Series
   J-1, (National Rural Utilities
   Cooperative Finance Corp. Guaranty),
   2.800%, 10/15/09 (10)                                 4,320             4,320
Mason County, Pollution Control East
   Kentucky Power Cooperative, Inc.
   Series B-1, 1.080%, 10/7/09                           4,100             4,100
   Series B-2, 1.080%, 10/7/09                           6,370             6,370
   Series B-3, 1.080%, 10/7/09                           3,610             3,610
                                                                 ---------------
                                                                          18,400
                                                                 ---------------

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
MARYLAND--1.932%
Washington Suburban Sanitary Commission
   Series A-10, 0.330%, 10/7/09                $        19,000   $        19,000
                                                                 ---------------
MICHIGAN--6.539%
Oakland County Economic Development Corp.
   0.350%, 10/1/09                                      22,000            22,000
State Finance Authority Ascension Hospital
   Series B-1, 0.700%, 1/6/10 (10)                      25,000            25,000
State Strategic Fund Ltd. 0.250%, 10/7/09                5,700             5,700
University of Michigan Hospital Series A,
   0.300%, 10/1/09                                      11,585            11,585
                                                                 ---------------
                                                                          64,285
                                                                 ---------------
MINNESOTA--1.330%
City of Minneapolis, Health Care System,
   Fairview Health Services, Series 08-C,
   0.220%, 10/7/09                                       5,700             5,700
Minneapolis & St. Paul Housing &
   Redevelopment Authority Health Care
   System , Allina Health System Series
   C-1, 0.300%, 10/1/09                                  7,375             7,375
                                                                 ---------------
                                                                          13,075
                                                                 ---------------
MISSISSIPPI--2.817%
Hospital Equipment & Facilities Authority,
   North Mississippi Health Services
   Series 01-1, 0.300%, 10/1/09                         13,400            13,400
   Series 97-1, 0.270%, 10/7/09                         14,300            14,300
                                                                 ---------------
                                                                          27,700
                                                                 ---------------
MISSOURI--1.068%
St. Louis County Industrial Development &
   Educational Facilities Whitefield
   School, Inc. Series B, 0.450%, 10/1/09                1,100             1,100
State Health & Educational Facilities
   Authority, Sisters of Mercy Health
   System Series H, 0.220%, 10/7/09                      8,300             8,300
State Health & Educational Facilities
   Authority, St. Louis University Series
   B-1, 0.270%, 10/1/09                                  1,100             1,100
                                                                 ---------------
                                                                          10,500
                                                                 ---------------
NEW MEXICO--1.994%
State Hospital Equipment Loan Council,
   Presbyterian Healthcare System
   Series C, 0.300%, 10/1/09                             8,905             8,905

                   VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
NEW MEXICO--(CONTINUED)
   Series D, 0.300%, 10/1/09                   $        10,700   $        10,700
                                                                 ---------------
                                                                          19,605
                                                                 ---------------
NEW YORK--1.902%
City of New York, Municipal Water Finance
   Authority, Water & Sewer Subseries B-4,
   0.300%, 10/1/09                                       6,900             6,900
State Housing Finance Agency Series G,
   0.370%, 10/7/09                                       6,600             6,600
Transitional Finance Authority, Building
   Aid  Subseries 3-3D, 0.300%, 10/7/09                  5,200             5,200
                                                                 ---------------
                                                                          18,700
                                                                 ---------------
NORTH CAROLINA--2.522%
State of North Carolina Series C, 0.310%,
   10/7/09                                              24,800            24,800
                                                                 ---------------
OHIO--1.119%
City of Cleveland Series R, 0.280%,
   10/1/09                                               4,500             4,500
Franklin County, Holy Cross Health System
   0.350%, 10/1/09                                       6,500             6,500
                                                                 ---------------
                                                                          11,000
                                                                 ---------------
OREGON--1.048%
Clackamas County Hospital Facility
   Authority, Legacy Health System Series
   C, 0.240%, 10/7/09                                    4,700             4,700
State Facilities Authority, PeaceHealth
   Series B, 0.300%, 10/1/09                             5,600             5,600
                                                                 ---------------
                                                                          10,300
                                                                 ---------------
TENNESSEE--2.385%
City of Chattanooga, Health, Educational
   and Housing Facility Board, Catholic
   Health Initiatives Series 04-C, 0.350%,
   10/7/09                                              18,450            18,450
Metropolitan Government of Nashville &
   Davidson County, Health and Educational
   Facilities Board, Ascension Health
   Series 01 B-1, 0.550%, 10/1/09                        5,000             5,000
                                                                 ---------------
                                                                          23,450
                                                                 ---------------
TEXAS--10.342%
Board of Regents of the University of
   Texas System, Series 08-B, 0.300%,
   10/1/09                                               1,150             1,150
City of San Antonio Electric 0.360%,
   10/7/09                                              25,000            25,000

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
TEXAS--(CONTINUED)
Denton Independent School District Series
   05-A, 0.380%, 10/1/09                       $        19,900   $        19,900
Nueces County Health Facilities
   Development Corp. Driscoll Foundation
   Children's Hospital 0.360%, 10/7/09                  17,600            17,600
State Veterans Housing Assistance Program
   Fund 1 (VA Guaranteed) 0.240%, 10/7/09               16,870            16,870
Texas Small Business Industrial
   Development Corp. 0.390%, 10/7/09                    21,160            21,160
                                                                 ---------------
                                                                         101,680
                                                                 ---------------
UTAH--0.549%
City of Murray, Intermountain Healthcare
   Service, Inc. Series C, 0.300%, 10/1/09               2,300             2,300
State Board of Regents, University Health
   Care 0.300%, 10/1/09                                  3,100             3,100
                                                                 ---------------
                                                                           5,400
                                                                 ---------------
VIRGINIA--1.017%
Fairfax County Industrial Development
   Authority, Inova Health System Project
   Series 09-B2, 0.550%, 4/12/10 (10)                   10,000            10,000
                                                                 ---------------
WASHINGTON--6.367%
Energy Northwest, Project 3
   08-F-1, 0.380%, 10/7/09                              17,500            17,500
   08-F-2, 0.380%, 10/7/09                               7,500             7,500
Issaquah Community Properties, Series A,
   0.350%, 10/7/09                                      10,000            10,000
State Health Care Facilities Authority,
   PeaceHealth
   Series B, 0.300%, 10/1/09                             4,000             4,000
   Series C, 0.300%, 10/1/09                             5,000             5,000
State of Washington Series 96-A, 0.220%,
   10/7/09                                              18,600            18,600
                                                                 ---------------
                                                                          62,600
                                                                 ---------------
WISCONSIN--2.177%
City of Beaver Dam, YMCA Dodge County,
   Inc. Project 0.400%, 10/1/09                          3,335             3,335
Milwaukee Redevelopment Authority American
   Society for Quality 0.400%, 10/1/09                   3,745             3,745

                   VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
WISCONSIN--(CONTINUED)
State Health & Educational Facilities
   Authority Wheaton Franciscan Healthcare
   Series B, 0.220%, 10/7/09                   $        14,320   $        14,320
                                                                 ---------------
                                                                          21,400
                                                                 ---------------
WYOMING--1.933%
Lincoln County, Pollution Control Exxon
   Project 0.230%, 10/1/09                              14,200            14,200
Platte County Pollution Control, Tri-
   State Generation Series B, 0.800%,
   10/1/09                                               3,300             3,300
Uinta County, Pollution Control, Chevron
   U.S.A., Inc. Project 0.280%, 10/1/09                  1,500             1,500
                                                                 ---------------
                                                                          19,000
                                                                 ---------------
TOTAL VARIABLE RATE DEMAND OBLIGATIONS - MUNICIPAL
   (IDENTIFIED COST $801,820)                                            801,820
                                                                 ---------------
TAX-EXEMPT BONDS - MUNICIPAL--4.144%
KENTUCKY--2.065%
Louisville & Jefferson County Metropolitan
   Sewer District Sewer and Drainage
   System Series A, 3.000%, 8/19/10                     20,000            20,305
                                                                 ---------------
OHIO--0.509%
Milton Union Exempt Village School
   District 1.950%, 2/11/10                              5,000             5,008
                                                                 ---------------
WASHINGTON--0.374%
King County, Renton School District No.
   403 (School Board Guaranty) 5.000%,
   12/1/09                                               3,650             3,677
                                                                 ---------------
WISCONSIN--1.196%
City of Middletown 1.750%, 7/1/10                        5,000             5,026
Watertown Unified School District
   2.750%, 12/1/09                                       2,850             2,851
   2.500%, 2/1/10                                        3,875             3,878
                                                                 ---------------
                                                                          11,755
                                                                 ---------------
TOTAL TAX-EXEMPT BONDS - MUNICIPAL
(IDENTIFIED COST $40,745)                                                 40,745
                                                                 ---------------

                                                  SHARES              VALUE
                                               ---------------   ---------------
MONEY MARKET MUTUAL FUNDS--3.299%
Dreyfus Tax Exempt Cash Management -
   Institutional Shares (seven-day
   effective yield 0.210%)                             532,563   $           533
Goldman Sachs Financial Square Funds -
   Tax-Free Money Market Fund -
   Institutional Shares (seven-day
   effective yield 0.270%)                          31,902,922            31,903
                                                                 ---------------
TOTAL MONEY MARKET MUTUAL FUNDS
   (IDENTIFIED COST $32,436)                                              32,436
                                                                 ---------------
TOTAL INVESTMENTS--99.9%
  (IDENTIFIED COST $982,529)                                             982,529(1)
Other assets and liabilities, net--0.1%                                      639
                                                                 ---------------
NET ASSETS--100.0%                                               $       983,168
                                                                 ===============

Refer to Footnote Legend

ABBREVIATIONS:

FSA Financial Security Assurance, Inc.
VA  Department of Veterans Affairs.

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2009. (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                                  LEVEL 2
                               TOTAL VALUE AT                   SIGNIFICANT
                                SEPTEMBER 30,      LEVEL 1       OBSERVABLE
                                    2009        QUOTED PRICES      INPUTS
                               --------------   -------------   -----------
Debt Securities:
   Municipal Securities           $950,093         $    --        $950,093
Equity Securities:
   Money Market Mutual Funds        32,436          32,436              --
Total Investments                 $982,529         $32,436        $950,093

There are no Level 3 (significant unobservable inputs) priced securities.

  1 | THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

VIRTUS INSIGHT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Virtus Insight Trust, a trust consisting of fourteen diversified funds (each a "Fund") in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

Debt securities (not including securities held by the Money Market Funds) are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities.

As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in those foreign markets. In such cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

Investments in underlying funds are valued at each fund's closing net asset value detrimined as of the close of business of the New York Stock Exchange (generally 4: p.m. Eastern time).

Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

The Money Market Funds use the amortized cost method of security valuation absent extraordinary or unusual market conditions. In the opinion of the Trustees, this represents the fair value of the securities. The Trustees monitor the deviations between the Money Market Funds' net asset value per share as determined by using available market quotations and its net asset value per share using amortized cost. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any, should be initiated to provide fair valuation. Using this method, the Money Market Funds attempt to maintain a constant net asset value of $1 per share.

The Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  Other information regarding each Fund is available in the Fund's most recent
                             Report to Shareholders

VIRTUS INSIGHT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED)

     - Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Funds' net assets by each major security type is disclosed at the end of the Schedules of Investments for each Fund.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities may be valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities valuation are reflected as Level 2.

B. DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures on derivative Instruments and hedging activities are intended to improve financial reporting for derivative instruments by enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Funds:

FORWARD CURRENCY CONTRACTS: The Funds enter into forward foreign currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost of proceeds. This is done to protect the U.S. Dollar value of the portfolio. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain or loss in the Statement of Operations. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as net realized gain (loss) from foreign currency transactions

The Emerging Markets Fund enters into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. The Fund also hedges from time to time, the currency exposure of foreign denominated securities, held in the portfolio, back to U.S. Dollars during preceived times of U.S. Dollar strength. This is done in order to protect U.S. Dollar value of the portfolio. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

NOTE 2--ILLIQUID AND RESTRICTED SECURITIES ($ reported in thousands)

Investments shall be considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such at the end of each Fund's Schedule of Investments where applicable.

 Other information regarding the Funds are available in the Fund's most recent
                            Report to Shareholders.

VIRTUS INSIGHT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED)

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

At September 30, 2009, the Funds held the following illiquid and restricted securities:

                                                                 Market       % of
                                    Acquisition   Acquisition   Value at   Net Assets
                                        DATE          COST       9/30/09   AT 9/30/09
                                    -----------   -----------   --------   ----------
BALANCED ALLOCATION FUND
Structured Assets
Securities Corp. (Interest Only)
98-RF3, A 144A
6.100%, 6/15/28                         11/1/06       $  8         $ 3        0.0%

INTERMEDIATE GOVERNMENT BOND FUND
Structured Assets
Securities Corp. (Interest Only)
98-RF3, A 144A
6.100%, 6/15/28                         11/1/06         58          28        0.1%

SHORT/INTERMEDIATE BOND FUND
DLJ Mortgage
Acceptance Corp. (Principal Only)
96-1 144A
0.000%, 11/28/11                        10/2/96          6
                                        4/28/04          4
                                                      ----
                                                        10           8        0.0%

Structured Assets
Securities Corp. (Interest Only)
98-RF3, A 144A
6.100%, 6/15/28                         11/1/06        138          70        0.0%

Each Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

NOTE 3--FEDERAL INCOME TAX INFORMATION ($ reported in thousands)

At September 30, 2009, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by each Fund were as follows:

                                                                                    NET UNREALIZED
                                          FEDERAL    UNREALIZED      UNREALIZED      APPRECIATION
                 FUND                    TAX COST   APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
                 ----                    --------   ------------   --------------   --------------
Balanced Allocation Fund                 $ 58,671      $ 4,503        $ (3,736)         $   767
Core Equity Fund                           82,906       11,541          (5,623)           5,918
Disciplined Small-Cap Opportunity Fund     83,699       11,207          (9,613)           1,594
Disciplined Small-Cap Value Fund          112,616       20,607          (7,690)          12,917
Emerging Markets Opportunities Fund       182,678       41,539          (2,650)          38,889
Value Equity Fund                         173,080       15,999         (18,049)          (2,050)
High Yield Income Fund                     42,637        2,885            (288)           2,597
Intermediate Government Bond Fund          36,779        1,579            (393)           1,186
Intermediate Tax-Exempt Bond Fund          73,167        4,531          (2,316)           2,215
Short/Intermediate Bond Fund               97,196        3,281          (6,901)          (3,620)
Tax-Exempt Bond Fund                       74,680        8,291            (947)           7,344

 Other information regarding the Funds are available in the Fund's most recent
                            Report to Shareholders.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Virtus Insight Trust
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       November 24, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       November 24, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick  Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer and Treasurer (principal financial officer)

Date                       November 23, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.